                                                                               .
                                                                               .
                                                                               .

           NYLIAC PINNACLE VUL AND NYLIAC PINNACLE SVUL ANNUAL REPORT

                                DECEMBER 31, 2007

                                TABLE OF CONTENTS




Message from New York Life Insurance and Annuity Corporation............      3

Supplements to May 2007 Product Prospectus

Performance Summary.....................................................      6

NYLIAC Variable Universal Life Separate Account-I
Statement of Assets and Liabilities.....................................     10
Statement of Operations.................................................     22
Statement of Changes in Net Assets......................................     28
Notes to Financial Statements...........................................     38
Report of Independent Registered Accounting Firm........................    100

The Annual Report for the MainStay VP Series Fund, Inc.

  Balanced Portfolio - Initial Class*
  Bond Portfolio - Initial Class
  Capital Appreciation Portfolio - Initial Class
  Cash Management Portfolio
  Common Stock Portfolio - Initial Class
  Conservative Allocation Portfolio - Initial Class*
  Convertible Portfolio - Initial Class
  Developing Growth Portfolio - Initial Class*
  Floating Rate Portfolio - Initial Class
  Growth Allocation Portfolio - Initial Class*
  Government Portfolio - Initial Class
  High Yield Corporate Bond Portfolio - Initial Class
  ICAP Select Equity Portfolio - Initial Class
  International Equity Portfolio - Initial Class*
  Large Cap Growth Portfolio - Initial Class
  Mid Cap Core Portfolio - Initial Class*
  Mid Cap Growth Portfolio - Initial Class*
  Mid Cap Value Portfolio - Initial Class*
  Moderate Allocation Portfolio - Initial Class*
  Moderate Growth Allocation Portfolio - Initial Class*
  S&P 500 Index Portfolio - Initial Class
  Small Cap Growth Portfolio - Initial Class*
  Total Return Portfolio - Initial Class
  Value Portfolio - Initial Class

* The MainStay VP Balanced Portfolio - Initial Class, Conservative
  Allocation Portfolio - Initial Class, Developing Growth
  Portfolio - Initial Class, Growth Allocation Portfolio - Initial
  Class, International Equity Portfolio - Initial Class, Mid Cap Core
  Portfolio - Initial Class, Mid Cap Growth Portfolio - Initial Class,
  Mid Cap Value Portfolio - Initial Class, Moderate Allocation
  Portfolio - Initial Class, Moderate Growth Allocation
  Portfolio - Initial Class and Small Cap Growth Portfolio - Initial
  Class are not available under the Pinnacle VUL and Pinnacle SVUL policies.

The Annual Reports for the Portfolios listed below:

Alger American Leveraged AllCap Portfolio - Class O Shares
Alger American Small Capitalization Portfolio - Class O Shares (Closed
  to new purchases)
American Century VP Inflation Protection - Class II
American Century VP International - Class II
American Century VP Value - Class II
Dreyfus IP Technology Growth - Initial Shares
Dreyfus VIF Developing Leaders - Initial Shares
Fidelity(R) VIP Contrafund(R) - Initial Class
Fidelity(R) VIP Equity-Income - Initial Class
Fidelity(R) VIP Growth - Initial Class
Fidelity(R) VIP Index 500 - Initial Class
Fidelity(R) VIP Investment Grade Bond - Initial Class
Fidelity(R) VIP Mid-Cap - Initial Class
Fidelity(R) VIP Overseas - Initial Class
Janus Aspen Series Balanced - Institutional Shares
Janus Aspen Series Mid Cap Growth - Institutional Shares
Janus Aspen Series Worldwide Growth - Institutional Shares
MFS(R) Investors Trust Series - Initial Class
MFS(R) New Discovery Series - Initial Class
MFS(R) Research Series - Initial Class
MFS(R) Utilities Series - Initial Class
Neuberger Berman AMT Mid-Cap Growth - Class I
PIMCO Global Bond Portfolio - Administrative Class Shares
PIMCO Low Duration Portfolio - Administrative Class Shares
PIMCO Real Return Portfolio - Administrative Class Shares
PIMCO Total Return Portfolio - Administrative Class Shares
T. Rowe Price Equity Income Portfolio
T. Rowe Price Limited-Term Bond Portfolio
Van Eck Worldwide Absolute Return Fund
Van Eck Worldwide Hard Assets Fund
Van Kampen UIF Emerging Markets Debt - Class I
Van Kampen UIF Emerging Markets Equity - Class I
Van Kampen UIF U.S. Real Estate - Class I


Please see the individual fund annual reports for any applicable fund prospectus supplement(s) that may have been included.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the December 31, 2007 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2008

           THIS NOTICE CONTAINS IMPORTANT INFORMATION CONCERNING YOUR
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                       NYLIAC VARIABLE UNIVERSAL LIFE 2000
                  NYLIAC SINGLE PREMIUM VARIABLE UNIVERSAL LIFE
                   NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                     NYLIAC VARIABLE UNIVERSAL LIFE PROVIDER
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                     NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE
              NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                                    POLICIES

                                 AUGUST 20, 2007

      MAINSTAY VP FUND, INC. PORTFOLIO MERGER COMPLETED ON AUGUST 17, 2007

     New York Life Insurance and Annuity Corporation ("NYLIAC") has been informed that the MainStay VP Series Fund, Inc. completed the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio on August 17, 2007.

     All references in the Prospectus to the MainStay VP Income & Growth Portfolio should be deleted.

                                  ------------

     This Notice is a Supplement to the above referenced Prospectuses dated May 1, 2007, and amends the Prospectuses for the Policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus. The terms We use in this supplement have the same meaning as in the Prospectus for the Policies. The above referenced Policies invest in NYLIAC Variable Universal Life Separate Account-I.

                                  ------------

                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010

                        SUPPLEMENT DATED AUGUST 15, 2007
             TO THE PROSPECTUSES DATED MAY 1, 2007, AS AMENDED, FOR

                       NYLIAC VARIABLE UNIVERSAL LIFE 2000
                  NYLIAC SINGLE PREMIUM VARIABLE UNIVERSAL LIFE
                   NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                     NYLIAC VARIABLE UNIVERSAL LIFE PROVIDER
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                     NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE
              NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE

                                  INVESTING IN
                NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

     This supplement amends the May 1, 2007 prospectuses (the "Prospectuses") for the above referenced New York Life variable universal life policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectus. All capitalized terms have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to clarify the procedures set forth in the Prospectuses regarding limits on transfers under the policies.

     Keeping this purpose in mind, please note the following:

     In the section of the Prospectuses entitled "LIMITS ON TRANSFERS," the language contained in the fourth paragraph of such section is deleted in its entirety and replaced with the following:

          We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

                                  ------------

                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010

NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE (VUL) AND
NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE (SVUL)
PERFORMANCE SUMMARY
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007



                                            PORTFOLIO    YEAR                                            SINCE
                                            INCEPTION     TO         1        3        5        10     PORTFOLIO
INVESTMENT DIVISION(1)                       DATE(2)     DATE      YEAR     YEARS    YEARS    YEARS    INCEPTION
MainStay VP Series Funds
  Bond--Initial Class                       1/23/1984     6.52%     6.52%    4.40%    4.36%    5.74%      8.26%
  Capital Appreciation--Initial Class       1/29/1993    12.39%    12.39%    8.37%   10.98%    3.29%      8.04%
  Cash Management--Current 7-day yield as
     of December 31, 2007 is 4.29%(3)       1/29/1993     4.86%     4.86%    4.13%    2.77%    3.50%      3.82%
  Common Stock--Initial Class               1/23/1984     5.14%     5.14%    9.67%   13.07%    6.32%     10.71%
  Convertible--Initial Class                10/1/1996    14.86%    14.86%   10.58%   11.89%    8.33%      9.11%
  Floating Rate--Initial Class               5/2/2005     2.60%     2.60%     N/A      N/A      N/A       3.99%
  Government--Initial Class                 1/29/1993     6.69%     6.69%    4.36%    3.65%    5.35%      5.68%
  High Yield Corporate Bond--Initial
     Class                                   5/1/1995     2.31%     2.31%    5.67%   12.65%    7.79%      9.30%
  ICAP Select Equity--Initial Class(4)       5/1/1998     6.86%     6.86%   10.36%   13.88%     N/A       5.32%
  Large Cap Growth--Initial Class            5/1/1998    21.35%    21.35%   10.74%   11.18%     N/A       6.18%
  S&P 500 Index--Initial Class(5)           1/29/1993     5.22%     5.22%    8.37%   12.51%    5.65%     10.12%
  Total Return--Initial Class               1/29/1993     7.51%     7.51%    7.83%    9.80%    5.40%      8.02%
  Value--Initial Class                       5/1/1995     2.19%     2.19%    8.88%   12.84%    5.49%      9.10%
Alger American Leveraged AllCap
  Portfolio--Class O Shares                 1/25/1995    33.53%    33.53%   22.15%   21.58%   12.04%     16.60%
Alger American Small Capitalization
  Portfolio--Class O Shares(6)              9/21/1988    17.24%    17.24%   18.04%   22.24%    5.52%     11.91%
American Century VP Inflation
  Protection--Class II                     12/31/2002     9.49%     9.49%    4.16%    4.78%     N/A       4.78%
American Century VP International--Class
  II                                        8/15/2001    17.92%    17.92%   18.49%   18.88%     N/A       9.06%
American Century VP Value--Class II         8/14/2001    -5.31%    -5.31%    5.56%   11.58%     N/A       7.23%
Dreyfus IP Technology Growth--Initial
  Shares                                    8/31/1999    14.72%    14.72%    7.49%   13.50%     N/A      -1.70%
Dreyfus VIF Developing Leaders--Initial
  Shares                                    8/31/1990   -11.06%   -11.06%   -0.79%    7.44%    3.89%     19.28%
Fidelity(R) VIP Contrafund(R)--Initial
  Class                                      1/3/1995    17.59%    17.59%   15.38%   17.91%   10.58%     14.41%
Fidelity(R) VIP Equity-Income--Initial
  Class                                     10/9/1986     1.53%     1.53%    8.91%   13.43%    6.67%     10.87%
Fidelity(R) VIP Growth--Initial Class       10/9/1986    26.93%    26.93%   12.79%   14.53%    6.83%     11.37%
Fidelity(R) VIP Index 500--Initial Class    8/27/1992     5.44%     5.44%    8.55%   12.68%    5.70%     10.44%
Fidelity(R) VIP Investment Grade
  Bond--Initial Class                       12/5/1988     4.26%     4.26%    3.60%    4.09%    5.77%      6.97%
Fidelity(R) VIP Mid-Cap--Initial Class     12/28/1998    15.63%    15.63%   15.52%   21.70%     N/A      18.99%
Fidelity(R) VIP Overseas--Initial Class     1/28/1987    17.31%    17.31%   18.17%   21.85%    8.19%      8.21%
Janus Aspen Series
  Balanced--Institutional Shares            9/13/1993    10.54%    10.54%    9.73%   10.34%    9.27%     11.34%
Janus Aspen Series Mid Cap
  Growth--Institutional Shares              9/13/1993    22.04%    22.04%   15.91%   20.50%    8.62%     11.71%
Janus Aspen Series Worldwide
  Growth--Institutional Shares              9/13/1993     9.63%     9.63%   11.11%   12.25%    6.29%     11.04%
MFS(R) Investors Trust Series--Initial
  Class                                     10/9/1995    10.31%    10.31%   10.18%   12.71%    4.65%      8.51%
MFS(R) New Discovery Series--Initial
  Class                                      5/1/1998     2.52%     2.52%    6.90%   11.71%     N/A       7.23%
MFS(R) Research Series--Initial Class       7/26/1995    13.20%    13.20%   10.47%   14.26%    5.36%      8.46%
MFS(R) Utilities Series--Initial Class       1/3/1995    27.90%    27.90%   25.18%   28.26%   12.89%     16.19%
Neuberger Berman AMT Mid-Cap
  Growth--Class I                           11/3/1997    22.53%    22.53%   16.92%   18.95%    9.66%     11.23%
PIMCO Global Bond
  Portfolio--Administrative Class Shares    1/10/2002     9.75%     9.75%    2.35%    6.29%     N/A       8.56%
PIMCO Low Duration
  Portfolio--Administrative Class Shares    2/16/1999     7.39%     7.39%    4.09%    3.28%     N/A       4.59%
PIMCO Real Return
  Portfolio--Administrative Class Shares    9/30/1999    10.66%    10.66%    4.39%    6.16%     N/A       8.67%
PIMCO Total Return
  Portfolio--Administrative Class Shares   12/31/1997     8.76%     8.76%    4.98%    4.97%    6.01%      6.01%
T. Rowe Price Equity Income Portfolio       3/31/1994     3.26%     3.26%    8.48%   13.01%    7.59%     11.78%
T. Rowe Price Limited-Term Bond Portfolio   5/13/1994     5.49%     5.49%    3.75%    3.32%    4.75%      5.13%
Van Eck Worldwide Absolute Return Fund       5/1/2003     4.06%     4.06%    4.25%     N/A      N/A       2.69%
Van Eck Worldwide Hard Assets Fund           9/1/1989    45.36%    45.36%   40.01%   37.62%   14.87%     11.22%
Van Kampen UIF Emerging Markets
  Debt--Class I                             6/16/1997     6.53%     6.53%    9.84%   13.27%    8.75%      8.36%
Van Kampen UIF Emerging Markets
  Equity--Class I                           10/1/1996    40.45%    40.45%   37.12%   36.57%   13.82%     12.01%
Van Kampen UIF U.S. Real Estate--Class I     3/3/1997   -17.07%   -17.07%   10.25%   20.24%   12.01%     12.76%
----------------------------------------------------------------------------------------------------------------



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT HTTP://WWW.NEWYORKLIFE.COM.

Performance reflects the percentage change for the period shown with capital gains and dividends reinvested. Performance reflects the deduction of portfolio investment management and operating expenses. It does not reflect the policy's sales expense charge, state and federal tax charge, monthly contract charge per $1,000 of face amount charge, mortality and expense risk charge and cost of insurance charges. Had these expenses been deducted, total returns would be lower. Consequently, the returns shown are greater than actual returns that would have been achieved under the policy during the periods shown.

We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, including the cost of insurance, and the gender, age and underwriting classification of the insured.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT www.newyorklife.com. POLICYOWNERS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE (VUL) AND
NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE (SVUL)
PERFORMANCE SUMMARY
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2007

The advisors to some of the Investment Divisions have assumed or reduced some of those portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

(1) The Investment Divisions offered through NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL are different from mutual funds that may have similar names but are available directly to the public. Investment results will differ.

(2) The Inception Date is the date the underlying portfolio was established, not the date the portfolio was added as an Investment Division to the Separate Account. NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL were first introduced for sale on 6/11/01. For the period from the Inception Date, until June 11, 2001, values assume that the NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL policies were available, which they were not.

(3) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(4) The MainStay VP Income & Growth--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on August 17, 2007.

(5) MainStay VP S&P 500 Index Portfolio--The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an index.

(6) New allocations to the Alger American Small Capitalization Portfolio--Class O Shares Investment Division will not be accepted from policyowners who were not invested in this Investment Division as of June 1, 2007.

NYLIAC Pinnacle Variable Universal Life and NYLIAC Pinnacle Survivorship Variable Universal Life are issued by New York Life Insurance and Annuity Corporation (A Delaware Corporation) and distributed by NYLIFE Distributors LLC, member FINRA/SIPC, wholly owned subsidiaries of New York Life Insurance Company, 51 Madison Ave., NY, NY 10010.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS




GROUP 1 POLICIES:   Variable Universal Life
                    Survivorship Variable Universal Life -
                    Series 1

GROUP 2 POLICIES:   Variable Universal Life 2000 -
                    Series 1
                    Single Premium Variable Universal Life -
                    Series 1

GROUP 3 POLICIES:   Pinnacle Variable Universal Life
                    Pinnacle Survivorship Variable Universal Life

GROUP 4 POLICIES:   Variable Universal Life 2000 -
                    Series 2
                    Survivorship Variable Universal Life -
                    Series 2
                    Single Premium Variable Universal Life -
                    Series 2
                    Single Premium Variable Universal Life -
                    Series 3
                    Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007






                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $9,933,300        $30,380,161      $237,777,254
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................           (789)             9,087             1,281

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................          7,917             34,960           350,627
     Administrative charges...........            907              3,502            45,013
                                           ----------        -----------      ------------
       Total net assets...............     $9,923,687        $30,350,786      $237,382,895
                                           ==========        ===========      ============

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................     $3,477,041        $13,104,625      $168,430,216
     Group 2 Policies.................      1,921,945         10,730,941        60,490,563
     Group 3 Policies.................             --          1,169,742           462,122
     Group 4 Policies.................      4,524,701          5,345,478         7,999,994
                                           ----------        -----------      ------------
       Total net assets...............     $9,923,687        $30,350,786      $237,382,895
                                           ==========        ===========      ============
     Group 1 variable accumulation
       unit value.....................     $    11.82        $     21.03      $      24.43
                                           ==========        ===========      ============
     Group 2 variable accumulation
       unit value.....................     $    11.89        $     15.65      $       9.29
                                           ==========        ===========      ============
     Group 3 variable accumulation
       unit value.....................     $       --        $     13.60      $      11.99
                                           ==========        ===========      ============
     Group 4 variable accumulation
       unit value.....................     $    12.05        $     13.27      $      13.45
                                           ==========        ===========      ============


Identified Cost of Investment.........     $9,955,530        $29,644,611      $186,722,085
                                           ==========        ===========      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I










                          MAINSTAY VP       MAINSTAY VP                                                              MAINSTAY VP
        MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       MAINSTAY VP        MAINSTAY VP         GROWTH
           CASH             STOCK--        ALLOCATION--      CONVERTIBLE--    FLOATING RATE--     GOVERNMENT--      ALLOCATION--
        MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
      ---------------------------------------------------------------------------------------------------------------------------


        $50,395,990      $116,454,652       $2,600,528        $42,578,301        $7,752,912        $18,824,839       $17,109,983
            167,898                --               --                 --            41,259                 --                --

             17,193             6,745           42,256             15,549             3,181             48,058            24,513



             36,573           159,438            2,441             47,555             5,950             21,177            14,066
              3,645            18,396              317              3,265               653              2,215             1,522
        -----------      ------------       ----------        -----------        ----------        -----------       -----------
        $50,540,863      $116,283,563       $2,640,026        $42,543,030        $7,790,749        $18,849,505       $17,118,908
        ===========      ============       ==========        ===========        ==========        ===========       ===========



        $15,061,887      $ 70,275,532       $1,263,641        $12,341,994        $2,344,960        $ 8,394,013       $ 6,399,861
         11,840,438        37,366,845          415,678         21,168,151         1,618,789          6,014,364         3,802,647
         13,675,583           879,885               --            480,659         1,000,030            413,543                --
          9,962,955         7,761,301          960,707          8,552,226         2,826,970          4,027,585         6,916,400
        -----------      ------------       ----------        -----------        ----------        -----------       -----------
        $50,540,863      $116,283,563       $2,640,026        $42,543,030        $7,790,749        $18,849,505       $17,118,908
        ===========      ============       ==========        ===========        ==========        ===========       ===========
        $      1.55      $      34.85       $    11.48        $     24.52        $    10.89        $     19.62       $     12.25
        ===========      ============       ==========        ===========        ==========        ===========       ===========
        $      1.24      $      13.21       $    11.40        $     17.34        $    10.95        $     15.19       $     12.10
        ===========      ============       ==========        ===========        ==========        ===========       ===========
        $      1.18      $      13.51       $       --        $     16.60        $    10.61        $     13.01       $        --
        ===========      ============       ==========        ===========        ==========        ===========       ===========
        $      1.15      $      15.46       $    11.51        $     16.75        $    11.10        $     12.77       $     12.22
        ===========      ============       ==========        ===========        ==========        ===========       ===========


        $50,396,150      $106,846,716       $2,585,321        $33,400,257        $8,029,281        $18,628,747       $16,664,089
        ===========      ============       ==========        ===========        ==========        ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007



                                           MAINSTAY VP
                                           HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                            CORPORATE        ICAP SELECT      INTERNATIONAL
                                             BOND--           EQUITY--          EQUITY--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $105,951,170       $27,958,259       $67,417,112
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          72,881            14,356           (22,410)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................         118,631            27,224            70,539
     Administrative charges...........          13,760             1,795             7,689
                                          ------------       -----------       -----------
       Total net assets...............    $105,891,660       $27,943,596       $67,316,474
                                          ============       ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................    $ 52,218,120       $ 7,024,315       $29,328,804
     Group 2 Policies.................      27,661,905        12,628,996        18,671,587
     Group 3 Policies.................       1,901,275           424,652                --
     Group 4 Policies.................      24,110,360         7,865,633        19,316,083
                                          ------------       -----------       -----------
       Total net assets...............    $105,891,660       $27,943,596       $67,316,474
                                          ============       ===========       ===========
     Group 1 variable accumulation
       unit value.....................    $      28.25       $     13.92       $     27.42
                                          ============       ===========       ===========
     Group 2 variable accumulation
       unit value.....................    $      18.19       $     14.94       $     16.98
                                          ============       ===========       ===========
     Group 3 variable accumulation
       unit value.....................    $      18.62       $     15.81       $        --
                                          ============       ===========       ===========
     Group 4 variable accumulation
       unit value.....................    $      17.77       $     15.92       $     20.89
                                          ============       ===========       ===========


Identified Cost of Investment.........    $ 99,764,355       $25,644,639       $56,625,228
                                          ============       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









                                                                                                  MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP
         LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500
         GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $26,909,831       $37,066,714       $47,672,661       $40,243,913       $11,725,161       $21,667,546      $286,819,626
                 --                --                --                --                --                --                --

             35,820            51,259            25,782             3,898            13,595            78,470           (51,139)



             28,925            33,908            40,791            37,968            10,355            20,048           356,742
              1,348             3,418             3,645             3,587             1,093             2,141            40,823
        -----------       -----------       -----------       -----------       -----------       -----------      ------------
        $26,915,378       $37,080,647       $47,654,007       $40,206,256       $11,727,308       $21,723,827      $286,370,922
        ===========       ===========       ===========       ===========       ===========       ===========      ============



        $ 5,669,939       $13,176,712       $13,697,815       $13,762,084       $ 4,593,759       $ 8,640,447      $154,823,166
         15,653,249        10,340,484        14,417,786        12,856,673         3,125,805         5,767,567        85,692,231
            486,534                --                --                --                --                --         4,322,017
          5,105,656        13,563,451        19,538,406        13,587,499         4,007,744         7,315,813        41,533,508
        -----------       -----------       -----------       -----------       -----------       -----------      ------------
        $26,915,378       $37,080,647       $47,654,007       $40,206,256       $11,727,308       $21,723,827      $286,370,922
        ===========       ===========       ===========       ===========       ===========       ===========      ============
        $      8.97       $     18.14       $     16.43       $     14.60       $     11.80       $     12.08      $      37.28
        ===========       ===========       ===========       ===========       ===========       ===========      ============
        $     12.24       $     18.50       $     17.23       $     14.78       $     11.71       $     11.92      $      12.31
        ===========       ===========       ===========       ===========       ===========       ===========      ============
        $     12.33       $        --       $        --       $        --       $        --       $        --      $      14.14
        ===========       ===========       ===========       ===========       ===========       ===========      ============
        $     13.97       $     19.88       $     19.71       $     15.19       $     11.90       $     12.10      $      15.40
        ===========       ===========       ===========       ===========       ===========       ===========      ============


        $20,621,868       $35,437,602       $39,045,782       $39,497,148       $11,471,418       $20,990,487      $216,147,901
        ===========       ===========       ===========       ===========       ===========       ===========      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                           MAINSTAY VP       MAINSTAY VP
                                            SMALL CAP           TOTAL          MAINSTAY VP
                                            GROWTH--          RETURN--           VALUE--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $20,178,380       $64,428,471       $81,499,313
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................           7,545            32,257            22,828

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................          16,827            90,422           105,176
     Administrative charges...........           1,395            11,617            12,821
                                           -----------       -----------       -----------
       Total net assets...............     $20,167,703       $64,358,689       $81,404,144
                                           ===========       ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................     $ 5,033,560       $44,163,570       $49,350,573
     Group 2 Policies.................       6,580,178        15,890,375        21,948,144
     Group 3 Policies.................              --           239,634           696,552
     Group 4 Policies.................       8,553,965         4,065,110         9,408,875
                                           -----------       -----------       -----------
       Total net assets...............     $20,167,703       $64,358,689       $81,404,144
                                           ===========       ===========       ===========
     Group 1 variable accumulation
       unit value.....................     $     11.15       $     25.40       $     27.62
                                           ===========       ===========       ===========
     Group 2 variable accumulation
       unit value.....................     $     11.54       $     12.50       $     16.62
                                           ===========       ===========       ===========
     Group 3 variable accumulation
       unit value.....................     $        --       $     13.64       $     14.52
                                           ===========       ===========       ===========
     Group 4 variable accumulation
       unit value.....................     $     13.57       $     14.46       $     14.81
                                           ===========       ===========       ===========


Identified Cost of Investment.........     $20,386,532       $62,740,327       $70,303,110
                                           ===========       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









           ALGER              ALGER            AMERICAN
         AMERICAN           AMERICAN          CENTURY VP          AMERICAN          AMERICAN         CVS CALVERT       DREYFUS IP
         LEVERAGED            SMALL            INFLATION         CENTURY VP        CENTURY VP          SOCIAL          TECHNOLOGY
         ALL CAP--      CAPITALIZATION--     PROTECTION--     INTERNATIONAL--        VALUE--          BALANCED          GROWTH--
      CLASS O SHARES     CLASS O SHARES        CLASS II           CLASS II          CLASS II          PORTFOLIO      INITIAL SHARES
      -----------------------------------------------------------------------------------------------------------------------------


         $488,763          $53,744,316          $74,985          $2,730,022         $842,625         $4,829,768        $11,352,857
               --                   --              231                  --               --                 --                 --

              (62)                (875)              --                  36              (32)             8,490              6,702



               --               67,784               --                  --               --              5,495              9,850
               --                6,546               --                  --               --                444                910
         --------          -----------          -------          ----------         --------         ----------        -----------
         $488,701          $53,669,111          $75,216          $2,730,058         $842,593         $4,832,319        $11,348,799
         ========          ===========          =======          ==========         ========         ==========        ===========



         $     --          $23,986,096          $    --          $       --         $     --         $1,712,705        $ 3,474,920
               --           20,855,485               --                  --               --          2,182,561          3,328,566
          488,701              907,308           75,216           2,730,058          842,593                 --            241,816
               --            7,920,222               --                  --               --            937,053          4,303,497
         --------          -----------          -------          ----------         --------         ----------        -----------
         $488,701          $53,669,111          $75,216          $2,730,058         $842,593         $4,832,319        $11,348,799
         ========          ===========          =======          ==========         ========         ==========        ===========
         $     --          $     17.05          $    --          $       --         $     --         $    17.45        $     10.69
         ========          ===========          =======          ==========         ========         ==========        ===========
         $     --          $     12.97          $    --          $       --         $     --         $    12.44        $     11.17
         ========          ===========          =======          ==========         ========         ==========        ===========
         $  23.51          $     20.75          $ 11.75          $    22.87         $  17.03         $       --        $     14.36
         ========          ===========          =======          ==========         ========         ==========        ===========
         $     --          $     22.57          $    --          $       --         $     --         $    14.21        $     14.46
         ========          ===========          =======          ==========         ========         ==========        ===========


         $416,280          $30,556,563          $73,034          $2,484,196         $912,210         $4,608,674        $ 9,305,777
         ========          ===========          =======          ==========         ========         ==========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007



                                                                                FIDELITY(R)
                                           DREYFUS VIF       FIDELITY(R)            VIP
                                           DEVELOPING            VIP              EQUITY-
                                            LEADERS--      CONTRAFUND(R)--       INCOME--
                                         INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
                                         ---------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $1,161,102        $217,913,694       $74,582,469
  Dividends due and accrued...........             --                  --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................           (128)             80,641           (90,195)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             --             264,101            81,744
     Administrative charges...........             --              28,604             8,909
                                           ----------        ------------       -----------
       Total net assets...............     $1,160,974        $217,701,630       $74,401,621
                                           ==========        ============       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................     $       --        $106,765,908       $34,182,159
     Group 2 Policies.................             --          68,720,764        21,777,708
     Group 3 Policies.................      1,160,974           6,943,366         3,044,412
     Group 4 Policies.................             --          35,271,592        15,397,342
                                           ----------        ------------       -----------
       Total net assets...............     $1,160,974        $217,701,630       $74,401,621
                                           ==========        ============       ===========
     Group 1 variable accumulation
       unit value.....................     $       --        $      32.66       $     23.49
                                           ==========        ============       ===========
     Group 2 variable accumulation
       unit value.....................     $       --        $      19.26       $     16.33
                                           ==========        ============       ===========
     Group 3 variable accumulation
       unit value.....................     $    13.86        $      20.36       $     16.10
                                           ==========        ============       ===========
     Group 4 variable accumulation
       unit value.....................     $       --        $      20.35       $     15.97
                                           ==========        ============       ===========

Identified Cost of Investment.........     $1,410,043        $202,537,061       $74,231,157
                                           ==========        ============       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I








                                                                                                                    JANUS ASPEN
                                            FIDELITY(R)                                           JANUS ASPEN         SERIES
        FIDELITY(R)       FIDELITY(R)           VIP           FIDELITY(R)       FIDELITY(R)         SERIES            MID CAP
            VIP               VIP           INVESTMENT            VIP               VIP           BALANCED--         GROWTH--
         GROWTH--         INDEX 500--      GRADE BOND--        MID CAP--        OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
      --------------------------------------------------------------------------------------------------------------------------


        $2,257,204        $2,818,194         $795,494         $3,433,762        $4,218,948       $127,383,112        $461,581
                --                --               --                 --                --                 --              --

                --               (36)             (35)              (208)             (127)          (106,539)            (39)



                --                --               --                 --                --            159,959              --
                --                --               --                 --                --             12,276              --
        ----------        ----------         --------         ----------        ----------       ------------        --------
        $2,257,204        $2,818,158         $795,459         $3,433,554        $4,218,821       $127,104,338        $461,542
        ==========        ==========         ========         ==========        ==========       ============        ========



        $       --        $       --         $     --         $       --        $       --       $ 46,207,443        $     --
                --                --               --                 --                --         65,145,604              --
         2,257,204         2,818,158          795,459          3,433,554         4,218,821            656,011         461,542
                --                --               --                 --                --         15,095,280              --
        ----------        ----------         --------         ----------        ----------       ------------        --------
        $2,257,204        $2,818,158         $795,459         $3,433,554        $4,218,821       $127,104,338        $461,542
        ==========        ==========         ========         ==========        ==========       ============        ========
        $       --        $       --         $     --         $       --        $       --       $      27.84        $     --
        ==========        ==========         ========         ==========        ==========       ============        ========
        $       --        $       --         $     --         $       --        $       --       $      15.84        $     --
        ==========        ==========         ========         ==========        ==========       ============        ========
        $    13.44        $    13.78         $  12.44         $    24.82        $    21.16       $      15.37        $  19.57
        ==========        ==========         ========         ==========        ==========       ============        ========
        $       --        $       --         $     --         $       --        $       --       $      15.48        $     --
        ==========        ==========         ========         ==========        ==========       ============        ========

        $1,970,628        $2,674,079         $784,485         $3,179,697        $3,576,644       $100,048,720        $355,271
        ==========        ==========         ========         ==========        ==========       ============        ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007


                                           JANUS ASPEN
                                             SERIES            MFS(R)            MFS(R)
                                            WORLDWIDE         INVESTORS            NEW
                                            GROWTH--            TRUST           DISCOVERY
                                          INSTITUTIONAL       SERIES--          SERIES--
                                             SHARES         INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $123,042,466        $203,204          $523,522
  Dividends due and accrued...........              --              --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          96,066             132                --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................         165,858              --                --
     Administrative charges...........          15,241              --                --
                                          ------------        --------          --------
       Total net assets...............    $122,957,433        $203,336          $523,522
                                          ============        ========          ========
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................    $ 57,828,601        $     --          $     --
     Group 2 Policies.................      56,285,069              --                --
     Group 3 Policies.................       1,019,279         203,336           523,522
     Group 4 Policies.................       7,824,484              --                --
                                          ------------        --------          --------
       Total net assets...............    $122,957,433        $203,336          $523,522
                                          ============        ========          ========
     Group 1 variable accumulation
       unit value.....................    $      21.42        $     --          $     --
                                          ============        ========          ========
     Group 2 variable accumulation
       unit value.....................    $      11.77        $     --          $     --
                                          ============        ========          ========
     Group 3 variable accumulation
       unit value.....................    $      13.60        $  14.33          $  13.71
                                          ============        ========          ========
     Group 4 variable accumulation
       unit value.....................    $      14.59        $     --          $     --
                                          ============        ========          ========


Identified Cost of Investment.........    $106,631,870        $179,039          $531,938
                                          ============        ========          ========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I








                                             NEUBERGER
                                            BERMAN AMT           PIMCO                               PIMCO             PIMCO
          MFS(R)            MFS(R)            MID-CAP           GLOBAL             PIMCO             REAL              TOTAL
         RESEARCH          UTILITIES          GROWTH            BOND--        LOW DURATION--       RETURN--          RETURN--
         SERIES--          SERIES--         PORTFOLIO--     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
       INITIAL CLASS     INITIAL CLASS        CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES
      --------------------------------------------------------------------------------------------------------------------------


         $110,591         $1,628,830         $182,636           $76,535           $   --            $90,828          $412,233
               --                 --               --               225               --                285             1,065

               --                 82                7                --               --                 --               (37)



               --                 --               --                --               --                 --                --
               --                 --               --                --               --                 --                --
         --------         ----------         --------           -------           ------            -------          --------
         $110,591         $1,628,912         $182,643           $76,760           $   --            $91,113          $413,261
         ========         ==========         ========           =======           ======            =======          ========


         $     --         $       --         $     --           $    --           $   --            $    --          $     --
               --                 --               --                --               --                 --                --
          110,591          1,628,912          182,643            76,760               --             91,113           413,261
               --                 --               --                --               --                 --                --
         --------         ----------         --------           -------           ------            -------          --------
         $110,591         $1,628,912         $182,643           $76,760           $   --            $91,113          $413,261
         ========         ==========         ========           =======           ======            =======          ========
         $     --         $       --         $     --           $    --           $   --            $    --          $     --
         ========         ==========         ========           =======           ======            =======          ========
         $     --         $       --         $     --           $    --           $   --            $    --          $     --
         ========         ==========         ========           =======           ======            =======          ========
         $  12.47         $    32.87         $  19.37           $ 11.54           $10.18            $ 11.03          $  11.22
         ========         ==========         ========           =======           ======            =======          ========
         $     --         $       --         $     --           $    --           $   --            $    --          $     --
         ========         ==========         ========           =======           ======            =======          ========


         $108,971         $1,534,247         $143,439           $71,777           $   --            $95,712          $424,819
         ========         ==========         ========           =======           ======            =======          ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007



                                                                                     T. ROWE
                                               ROYCE               ROYCE              PRICE
                                             MICRO-CAP           SMALL-CAP           EQUITY
                                            PORTFOLIO--         PORTFOLIO--          INCOME
                                         INVESTMENT CLASS    INVESTMENT CLASS       PORTFOLIO
                                         ------------------------------------------------------

ASSETS:
  Investments, at net asset value.....      $7,557,479          $4,606,142         $71,567,683
  Dividends due and accrued...........              --                  --                  --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................           9,442              12,288              27,308

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................           6,187               3,826              69,378
     Administrative charges...........             555                 321               5,641
                                            ----------          ----------         -----------
       Total net assets...............      $7,560,179          $4,614,283         $71,519,972
                                            ==========          ==========         ===========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................      $2,186,619          $1,298,074         $21,548,647
     Group 2 Policies.................       2,214,735           1,512,700          27,215,403
     Group 3 Policies.................              --                  --           2,085,200
     Group 4 Policies.................       3,158,825           1,803,509          20,670,722
                                            ----------          ----------         -----------
       Total net assets...............      $7,560,179          $4,614,283         $71,519,972
                                            ==========          ==========         ===========
     Group 1 variable accumulation
       unit value.....................      $    12.78          $    11.26         $     17.01
                                            ==========          ==========         ===========
     Group 2 variable accumulation
       unit value.....................      $    12.76          $    11.21         $     17.33
                                            ==========          ==========         ===========
     Group 3 variable accumulation
       unit value.....................      $       --          $       --         $     15.92
                                            ==========          ==========         ===========
     Group 4 variable accumulation
       unit value.....................      $    12.84          $    11.47         $     16.02
                                            ==========          ==========         ===========


Identified Cost of Investment.........      $8,083,048          $4,966,094         $66,126,206
                                            ==========          ==========         ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









          T. ROWE                                             VAN KAMPEN        VAN KAMPEN        VAN KAMPEN
           PRICE            VAN ECK                          UIF EMERGING      UIF EMERGING        UIF U.S.
         LIMITED-          WORLDWIDE          VAN ECK           MARKETS           MARKETS            REAL
         TERM BOND         ABSOLUTE          WORLDWIDE          DEBT--           EQUITY--          ESTATE--
         PORTFOLIO          RETURN          HARD ASSETS         CLASS I           CLASS I           CLASS I
      --------------------------------------------------------------------------------------------------------


         $273,763          $477,268         $35,092,619        $313,890         $84,280,137       $  880,652
              945                --                  --              --                  --               --

              (36)                7              79,552              --              55,595             (192)



               --                --              29,167              --             102,588               --
               --                --               2,984              --              10,087               --
         --------          --------         -----------        --------         -----------       ----------
         $274,672          $477,275         $35,140,020        $313,890         $84,223,057       $  880,460
         ========          ========         ===========        ========         ===========       ==========



         $     --          $     --         $11,630,958        $     --         $35,299,167       $       --
               --                --           8,621,395              --          29,608,105               --
          274,672           477,275           1,965,724         313,890           1,645,584          880,460
               --                --          12,921,943              --          17,670,201               --
         --------          --------         -----------        --------         -----------       ----------
         $274,672          $477,275         $35,140,020        $313,890         $84,223,057       $  880,460
         ========          ========         ===========        ========         ===========       ==========
         $     --          $     --         $     20.36        $     --         $     33.95       $       --
         ========          ========         ===========        ========         ===========       ==========
         $     --          $     --         $     19.69        $     --         $     35.13       $       --
         ========          ========         ===========        ========         ===========       ==========
         $  11.89          $  10.74         $     38.71        $  15.96         $     38.36       $    21.94
         ========          ========         ===========        ========         ===========       ==========
         $     --          $     --         $     20.55        $     --         $     39.42       $       --
         ========          ========         ===========        ========         ===========       ==========


         $276,645          $474,365         $27,404,452        $317,930         $48,145,061       $1,158,362
         ========          ========         ===========        ========         ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2007






                                                                            MAINSTAY VP                     MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL       MAINSTAY VP       COMMON
                                            BALANCED--        BOND--      APPRECIATION--       CASH           STOCK--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    MANAGEMENT     INITIAL CLASS
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   220,096     $ 1,086,874    $    329,990    $  1,838,061     $ 1,467,767
  Mortality and expense risk charges....        (54,045)       (153,045)     (1,371,627)       (176,592)       (662,903)
  Administrative charges................         (4,137)        (12,998)       (171,450)        (13,559)        (72,426)
                                            -----------     -----------    ------------    ------------     -----------
       Net investment income (loss).....        161,914         920,831      (1,213,087)      1,647,910         732,438
                                            -----------     -----------    ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      6,707,753       3,238,869      24,253,584      21,450,672       8,437,763
  Cost of investments sold..............     (5,883,831)     (3,137,452)    (21,890,507)    (21,450,860)     (8,889,158)
                                            -----------     -----------    ------------    ------------     -----------
       Net realized gain (loss) on
          investments...................        823,922         101,417       2,363,077            (188)       (451,395)
  Realized gain distribution received...        354,395              --              --              --       8,738,914
  Change in unrealized appreciation
     (depreciation) on investments......     (1,055,720)        680,089      25,092,155             377      (3,764,577)
                                            -----------     -----------    ------------    ------------     -----------
       Net gain (loss) on investments...        122,597         781,506      27,455,232             189       4,522,942
                                            -----------     -----------    ------------    ------------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $   284,511     $ 1,702,337    $ 26,242,145    $  1,648,099     $ 5,255,380
                                            ===========     ===========    ============    ============     ===========








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                           INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP
                                             EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   451,585     $     5,024     $   147,713     $        --     $   435,698
  Mortality and expense risk charges....       (357,915)       (118,245)       (201,970)       (247,359)       (234,012)
  Administrative charges................        (29,286)         (4,425)        (13,598)        (13,563)        (15,386)
                                            -----------     -----------     -----------     -----------     -----------
       Net investment income (loss).....         64,384        (117,646)        (67,855)       (260,922)        186,300
                                            -----------     -----------     -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      5,200,768       4,405,098       3,132,680       5,507,967       4,332,584
  Cost of investments sold..............     (2,897,438)     (3,932,924)     (1,954,642)     (3,022,368)     (2,692,089)
                                            -----------     -----------     -----------     -----------     -----------
       Net realized gain (loss) on
          investments...................      2,303,330         472,174       1,178,038       2,485,599       1,640,495
  Realized gain distribution received...      4,189,497              --       3,588,466       3,211,104       3,541,191
  Change in unrealized appreciation
     (depreciation) on investments......     (4,117,232)      3,961,928      (3,367,506)        595,716      (6,099,107)
                                            -----------     -----------     -----------     -----------     -----------
       Net gain (loss) on investments...      2,375,595       4,434,102       1,398,998       6,292,419        (917,421)
                                            -----------     -----------     -----------     -----------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $ 2,439,979     $ 4,316,456     $ 1,331,143     $ 6,031,497     $  (731,121)
                                            ===========     ===========     ===========     ===========     ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I








                                                                                        MAINSTAY VP
        MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP     HIGH YIELD
       CONSERVATIVE     MAINSTAY VP      FLOATING       MAINSTAY VP       GROWTH         CORPORATE
       ALLOCATION--    CONVERTIBLE--      RATE--       GOVERNMENT--    ALLOCATION--       BOND--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
      ----------------------------------------------------------------------------------------------


         $  67,747      $   925,886    $    813,619     $   899,002     $   190,751     $ 7,100,457
           (11,399)        (211,653)        (64,418)        (97,346)        (69,434)       (581,553)
            (1,179)         (11,906)         (7,131)         (8,381)         (4,671)        (54,222)
         ---------      -----------    ------------     -----------     -----------     -----------
            55,169          702,327         742,070         793,275         116,646       6,464,682
         ---------      -----------    ------------     -----------     -----------     -----------



           815,213        3,535,470      28,391,282       2,407,079       1,827,193       9,361,879
          (742,947)      (2,712,983)    (28,506,634)     (2,460,268)     (1,597,955)     (7,658,013)
         ---------      -----------    ------------     -----------     -----------     -----------

            72,266          822,487        (115,352)        (53,189)        229,238       1,703,866
            38,310        1,036,888              --              --         623,976              --

           (38,471)       2,729,591        (159,032)        352,139         (32,686)     (6,405,559)
         ---------      -----------    ------------     -----------     -----------     -----------
            72,105        4,588,966        (274,384)        298,950         820,528      (4,701,693)
         ---------      -----------    ------------     -----------     -----------     -----------

         $ 127,274      $ 5,291,293    $    467,686     $ 1,092,225     $   937,174     $ 1,762,989
         =========      ===========    ============     ===========     ===========     ===========


        MAINSTAY VP      MAINSTAY VP
        ICAP SELECT       INCOME &
         EQUITY--         GROWTH--
       INITIAL CLASS    INITIAL CLASS
      --------------------------------

        $  123,305      $    244,496
          (101,151)          (35,057)
            (4,983)           (1,672)
        ----------      ------------
            17,171           207,767
        ----------      ------------

         1,110,998        11,332,566
          (702,759)      (11,137,150)
        ----------      ------------
           408,239           195,416
           814,698         1,598,292
          (361,590)       (2,108,972)
        ----------      ------------
           861,347          (315,264)
        ----------      ------------
        $  878,518      $   (107,497)
        ==========      ============






                        MAINSTAY VP
        MAINSTAY VP      MODERATE       MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
         MODERATE         GROWTH          S&P 500        SMALL CAP         TOTAL        MAINSTAY VP
       ALLOCATION--    ALLOCATION--       INDEX--        GROWTH--        RETURN--         VALUE--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
      ----------------------------------------------------------------------------------------------


        $   251,970     $   378,690    $  4,702,129     $        --     $ 1,453,279     $ 1,356,352
            (46,489)        (91,189)     (1,599,521)       (116,707)       (370,588)       (475,166)
             (3,330)         (6,945)       (160,403)         (5,888)        (44,929)        (52,229)
        -----------     -----------    ------------     -----------     -----------     -----------
            202,151         280,556       2,942,205        (122,595)      1,037,762         828,957
        -----------     -----------    ------------     -----------     -----------     -----------



          1,471,161       1,425,780      18,424,877       2,995,828       5,745,668       5,859,077
         (1,315,510)     (1,247,367)    (14,485,679)     (2,307,189)     (4,924,798)     (4,152,317)
        -----------     -----------    ------------     -----------     -----------     -----------

            155,651         178,413       3,939,198         688,639         820,870       1,706,760
            236,136         641,372              --       1,558,131       4,401,627       7,019,968

            (13,507)        101,320       5,939,475      (2,916,796)     (1,971,506)     (8,229,235)
        -----------     -----------    ------------     -----------     -----------     -----------
            378,280         921,105       9,878,673        (670,026)      3,250,991         497,493
        -----------     -----------    ------------     -----------     -----------     -----------

        $   580,431     $ 1,201,661    $ 12,820,878     $  (792,621)    $ 4,288,753     $ 1,326,450
        ===========     ===========    ============     ===========     ===========     ===========


           ALGER            ALGER
         AMERICAN         AMERICAN
         LEVERAGED          SMALL
         ALL CAP--    CAPITALIZATION--
      CLASS O SHARES   CLASS O SHARES
      --------------------------------

         $      --       $        --
                --          (287,009)
                --           (24,056)
         ---------       -----------
                --          (311,065)
         ---------       -----------

           180,782         6,574,298
          (136,109)       (3,534,607)
         ---------       -----------
            44,673         3,039,691
                --                --
            45,179         5,263,983
         ---------       -----------
            89,852         8,303,674
         ---------       -----------
         $  89,852       $ 7,992,609
         =========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007



                                             AMERICAN
                                            CENTURY VP        AMERICAN         AMERICAN       CVS CALVERT     DREYFUS IP
                                             INFLATION       CENTURY VP       CENTURY VP        SOCIAL        TECHNOLOGY
                                           PROTECTION--    INTERNATIONAL--      VALUE--        BALANCED        GROWTH--
                                             CLASS II         CLASS II         CLASS II        PORTFOLIO    INITIAL SHARES
                                          --------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $ 1,778        $    10,071      $    21,814      $ 118,575      $        --
  Mortality and expense risk charges....           --                 --               --        (26,790)         (54,398)
  Administrative charges................           --                 --               --         (1,727)          (3,168)
                                              -------        -----------      -----------      ---------      -----------
       Net investment income (loss).....        1,778             10,071           21,814         90,058          (57,566)
                                              -------        -----------      -----------      ---------      -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        8,374          1,402,190        1,211,689        706,504        1,481,626
  Cost of investments sold..............       (8,544)        (1,170,067)      (1,240,869)      (622,122)      (1,154,155)
                                              -------        -----------      -----------      ---------      -----------
       Net realized gain (loss) on
          investments...................         (170)           232,123          (29,180)        84,382          327,471
  Realized gain distribution received...           --                 --          123,872        271,353               --
  Change in unrealized appreciation
     (depreciation) on investments......        2,215             69,693         (164,679)      (340,751)       1,063,795
                                              -------        -----------      -----------      ---------      -----------
       Net gain (loss) on investments...        2,045            301,816          (69,987)        14,984        1,391,266
                                              -------        -----------      -----------      ---------      -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $ 3,823        $   311,887      $   (48,173)     $ 105,042      $ 1,333,700
                                              =======        ===========      ===========      =========      ===========






                                                            JANUS ASPEN     JANUS ASPEN
                                            JANUS ASPEN       SERIES          SERIES          MFS(R)          MFS(R)
                                              SERIES          MID CAP        WORLDWIDE       INVESTORS          NEW
                                            BALANCED--       GROWTH--        GROWTH--          TRUST         DISCOVERY
                                           INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL     SERIES--        SERIES--
                                              SHARES          SHARES          SHARES       INITIAL CLASS   INITIAL CLASS
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $ 3,197,192      $    865      $    944,867       $ 1,034        $     --
  Mortality and expense risk charges....       (668,244)           --          (678,306)           --              --
  Administrative charges................        (46,258)           --           (58,927)           --              --
                                            -----------      --------      ------------       -------        --------
       Net investment income (loss).....      2,482,690           865           207,634         1,034              --
                                            -----------      --------      ------------       -------        --------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     10,056,144        26,516         8,798,400         3,853           6,007
  Cost of investments sold..............     (8,890,300)      (15,869)      (10,075,684)       (2,885)         (4,582)
                                            -----------      --------      ------------       -------        --------
       Net realized gain (loss) on
          investments...................      1,165,844        10,647        (1,227,284)          968           1,425
  Realized gain distribution received...             --         1,842                --         1,048           8,790
  Change in unrealized appreciation
     (depreciation) on investments......      8,106,201        54,385        11,539,074        10,486         (29,317)
                                            -----------      --------      ------------       -------        --------
       Net gain (loss) on investments...      9,272,045        66,874        10,261,790        12,502         (19,102)
                                            -----------      --------      ------------       -------        --------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $11,754,735      $ 67,739      $ 10,469,424       $13,536        $(19,102)
                                            ===========      ========      ============       =======        ========




Not all investment divisions are available under all policies.
(a) For the period October 16, 2007 (Commencement of Operations) through December 31, 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I










                                          FIDELITY(R)                                     FIDELITY(R)
        DREYFUS VIF      FIDELITY(R)          VIP         FIDELITY(R)     FIDELITY(R)         VIP
        DEVELOPING           VIP            EQUITY-           VIP             VIP         INVESTMENT
         LEADERS--     CONTRAFUND(R)--     INCOME--        GROWTH--       INDEX 500--    GRADE BOND--
      INITIAL SHARES    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
      ------------------------------------------------------------------------------------------------


         $   7,542      $  1,957,841      $ 1,410,852     $    12,328      $ 89,817        $ 23,931
                --        (1,088,081)        (407,675)             --            --              --
                --          (100,931)         (36,275)             --            --              --
         ---------      ------------      -----------     -----------      --------        --------
             7,542           768,829          966,902          12,328        89,817          23,931
         ---------      ------------      -----------     -----------      --------        --------



           308,752        14,261,829        5,449,421       1,344,311        38,825          31,054
          (361,704)      (10,810,230)      (4,734,729)     (1,175,625)      (32,613)        (31,680)
         ---------      ------------      -----------     -----------      --------        --------

           (52,952)        3,451,599          714,692         168,686         6,212            (626)
           131,869        52,213,154        6,223,204           1,846            --              --

          (250,076)      (25,056,976)      (7,318,403)        244,961         6,387           6,014
         ---------      ------------      -----------     -----------      --------        --------
          (171,159)       30,607,777         (380,507)        415,493        12,599           5,388
         ---------      ------------      -----------     -----------      --------        --------

         $(163,617)     $ 31,376,606      $   586,395     $   427,821      $102,416        $ 29,319
         =========      ============      ===========     ===========      ========        ========


        FIDELITY(R)      FIDELITY(R)
            VIP              VIP
         MID CAP--       OVERSEAS--
       INITIAL CLASS    INITIAL CLASS
      --------------------------------

        $    32,182       $ 111,485
                 --              --
                 --              --
        -----------       ---------
             32,182         111,485
        -----------       ---------

          1,475,753         204,078
         (1,437,184)       (130,810)
        -----------       ---------

             38,569          73,268
            330,006         160,223
            104,961         149,852
        -----------       ---------
            473,536         383,343
        -----------       ---------
        $   505,718       $ 494,828
        ===========       =========





                                           NEUBERGER
                                          BERMAN AMT         PIMCO           PIMCO           PIMCO
          MFS(R)           MFS(R)           MID-CAP         GLOBAL      LOW DURATION--       REAL
         RESEARCH         UTILITIES         GROWTH          BOND--      ADMINISTRATIVE     RETURN--
         SERIES--         SERIES--        PORTFOLIO--   ADMINISTRATIVE   CLASS SHARES   ADMINISTRATIVE
       INITIAL CLASS    INITIAL CLASS       CLASS I      CLASS SHARES         (A)        CLASS SHARES
      ------------------------------------------------------------------------------------------------


          $   --          $  3,366          $    --         $ 2,047        $     66         $   467
              --                --               --              --              --              --
              --                --               --              --              --              --
          ------          --------          -------         -------        --------         -------
              --             3,366               --           2,047              66             467
          ------          --------          -------         -------        --------         -------



             577            65,658            5,164           4,386          13,233           5,699
            (558)          (46,092)          (2,978)         (4,332)        (13,067)           (341)
          ------          --------          -------         -------        --------         -------

              19            19,566            2,186              54             166           5,358
              --            24,397               --             164              --             208

           1,620            57,508           17,023           4,694              --          (4,742)
          ------          --------          -------         -------        --------         -------
           1,639           101,471           19,209           4,912             166             824
          ------          --------          -------         -------        --------         -------

          $1,639          $104,837          $19,209         $ 6,959        $    232         $ 1,291
          ======          ========          =======         =======        ========         =======


           PIMCO
           TOTAL            ROYCE
         RETURN--         MICRO-CAP
      ADMINISTRATIVE     PORTFOLIO--
       CLASS SHARES   INVESTMENT CLASS
      --------------------------------

         $  1,379         $ 110,377
               --           (35,338)
               --            (1,968)
         --------         ---------
            1,379            73,071
         --------         ---------



           18,952           942,343
           (2,046)         (875,662)
         --------         ---------

           16,906            66,681
               --           628,957
          (12,726)         (629,287)
         --------         ---------
            4,180            66,351
         --------         ---------

         $  5,559         $ 139,422
         ========         =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007





                                               ROYCE          T. ROWE         T. ROWE
                                             SMALL-CAP         PRICE           PRICE          VAN ECK
                                            PORTFOLIO--       EQUITY         LIMITED-        WORLDWIDE        VAN ECK
                                            INVESTMENT        INCOME         TERM BOND       ABSOLUTE        WORLDWIDE
                                               CLASS         PORTFOLIO       PORTFOLIO        RETURN        HARD ASSETS
                                           ----------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $   2,377      $ 1,226,273      $ 10,376        $  1,300       $    19,541
  Mortality and expense risk charges....       (20,110)        (369,912)           --              --          (121,842)
  Administrative charges................        (1,079)         (21,652)           --              --            (7,885)
                                             ---------      -----------      --------        --------       -----------
       Net investment income (loss).....       (18,812)         834,709        10,376           1,300          (110,186)
                                             ---------      -----------      --------        --------       -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       385,783        4,140,475        17,724          10,544         1,541,095
  Cost of investments sold..............      (357,195)      (2,911,059)      (18,683)        (10,260)       (1,335,503)
                                             ---------      -----------      --------        --------       -----------
       Net realized gain (loss) on
          investments...................        28,588        1,229,416          (959)            284           205,592
  Realized gain distribution received...       206,815        4,260,701            --           4,468         1,906,351
  Change in unrealized appreciation
     (depreciation) on investments......      (432,296)      (4,674,267)        3,492          (1,251)        6,600,535
                                             ---------      -----------      --------        --------       -----------
       Net gain (loss) on investments...      (196,893)         815,850         2,533           3,501         8,712,478
                                             ---------      -----------      --------        --------       -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $(215,705)     $ 1,650,559      $ 12,909        $  4,801       $ 8,602,292
                                             =========      ===========      ========        ========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









       VAN KAMPEN      VAN KAMPEN      VAN KAMPEN
      UIF EMERGING    UIF EMERGING      UIF U.S.
         MARKETS         MARKETS          REAL
         DEBT--         EQUITY--        ESTATE--
         CLASS I         CLASS I         CLASS I
      --------------------------------------------


        $  9,705       $   302,451      $  10,311
              --          (373,030)            --
              --           (29,974)            --
        --------       -----------      ---------
           9,705          (100,553)        10,311
        --------       -----------      ---------



          11,898         6,645,256         42,508
         (11,718)       (2,395,590)       (34,819)
        --------       -----------      ---------
             180         4,249,666          7,689
           4,147         7,716,177         80,524

          (6,377)       11,181,035       (297,808)
        --------       -----------      ---------
          (2,050)       23,146,878       (209,595)
        --------       -----------      ---------

        $  7,655       $23,046,325      $(199,284)
        ========       ===========      =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2007
and December 31, 2006






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   161,914       $   184,496       $   920,831       $   167,738
     Net realized gain (loss) on investments................         823,922            76,842           101,417           (27,827)
     Realized gain distribution received....................         354,395           127,368                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (1,055,720)          767,998           680,089           918,760
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         284,511         1,156,704         1,702,337         1,058,671
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,858,173         1,650,893         3,676,907         4,110,236
     Cost of insurance......................................        (591,685)         (493,865)       (1,701,973)       (1,769,389)
     Policyowners' surrenders...............................        (194,697)         (163,974)       (1,229,962)       (1,459,353)
     Net transfers from (to) Fixed Account..................         562,430           654,003          (409,814)           45,407
     Transfers between Investment Divisions.................         366,671         1,084,636           218,896        (1,258,264)
     Policyowners' death benefits...........................         (12,686)          (22,514)         (113,630)          (86,966)
     Contribution (withdrawal) of seed money by New York
       Life Insurance and Annuity Corporation...............      (5,906,171)               --                --                --
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (3,917,965)        2,709,179           440,424          (418,329)
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (392)           (1,692)           (1,737)           (1,157)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      (3,633,846)        3,864,191         2,141,024           639,185
NET ASSETS:
     Beginning of year......................................      13,557,533         9,693,342        28,209,762        27,570,577
                                                                 -----------       -----------       -----------       -----------
     End of year............................................     $ 9,923,687       $13,557,533       $30,350,786       $28,209,762
                                                                 ===========       ===========       ===========       ===========







                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                         CONVERTIBLE--                      FLOATING RATE--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   702,327       $   675,062      $    742,070       $ 1,582,335
     Net realized gain (loss) on investments................         822,487           435,100          (115,352)          (26,760)
     Realized gain distribution received....................       1,036,888                --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       2,729,591         2,230,893          (159,032)          (98,692)
                                                                 -----------       -----------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       5,291,293         3,341,055           467,686         1,456,883
                                                                 -----------       -----------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       5,145,128         5,336,171         1,704,542         2,038,825
     Cost of insurance......................................      (2,229,894)       (2,201,823)         (424,834)         (293,311)
     Policyowners' surrenders...............................      (2,133,058)       (1,442,690)         (385,950)          (86,156)
     Net transfers from (to) Fixed Account..................        (577,245)         (683,745)          456,918           339,532
     Transfers between Investment Divisions.................         118,694        (1,492,159)         (129,729)        2,279,784
     Policyowners' death benefits...........................         (99,540)         (103,107)          (49,734)          (21,433)
     Contribution (withdrawal) of seed money by New York
       Life Insurance and Annuity Corporation...............              --                --       (24,574,718)               --
                                                                 -----------       -----------      ------------       -----------
       Net contributions and (withdrawals)..................         224,085          (587,353)      (23,403,505)        4,257,241
                                                                 -----------       -----------      ------------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (6,113)           (5,141)             (884)           (2,143)
                                                                 -----------       -----------      ------------       -----------
          Increase (decrease) in net assets.................       5,509,265         2,748,561       (22,936,703)        5,711,981
NET ASSETS:
     Beginning of year......................................      37,033,765        34,285,204        30,727,452        25,015,471
                                                                 -----------       -----------      ------------       -----------
     End of year............................................     $42,543,030       $37,033,765      $  7,790,749       $30,727,452
                                                                 ===========       ===========      ============       ===========




Not all investment divisions are available under all policies.
(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I










                                                                                                        MAINSTAY VP
              MAINSTAY VP                                                 MAINSTAY VP                   CONSERVATIVE
         CAPITAL APPRECIATION--             MAINSTAY VP                  COMMON STOCK--                 ALLOCATION--
             INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007          2006(A)
     -----------------------------------------------------------------------------------------------------------------------



      $ (1,213,087)  $   (623,951)   $ 1,647,910    $ 1,414,527   $    732,438   $    (39,062)   $   55,169     $   10,721
         2,363,077       (295,827)          (188)           108       (451,395)    (1,656,043)       72,266          3,126
                --             --             --             --      8,738,914      2,494,358        38,310          4,117

        25,092,155      9,449,072            377         (1,091)    (3,764,577)    15,185,838       (38,471)        53,678
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------

        26,242,145      8,529,294      1,648,099      1,413,544      5,255,380     15,985,091       127,274         71,642
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------

        31,897,665     35,682,308      8,081,146     10,305,071     12,841,964     14,202,977       429,434         39,910
       (17,150,332)   (18,028,144)    (3,036,447)    (3,123,412)    (6,872,274)    (6,978,415)      (85,402)       (24,919)
       (12,494,630)   (11,440,367)    (2,936,318)    (3,135,721)    (4,829,926)    (5,260,714)      (50,715)           398
        (5,505,403)    (5,451,857)    10,075,968        445,445     (2,276,396)    (1,752,585)      285,702        120,518
       (14,399,455)   (14,101,293)     3,590,023     (6,150,191)    (3,151,491)    (3,431,856)      735,168      1,020,621
          (368,646)      (498,071)      (271,337)      (385,195)      (141,836)      (264,460)       (1,424)            --

                --             --             --             --             --             --      (277,960)       250,000
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
       (18,020,801)   (13,837,424)    15,503,035     (2,044,003)    (4,429,959)    (3,485,053)    1,034,803      1,406,528
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------


           (46,282)       (24,794)        (1,396)        (1,269)        (7,659)       (26,436)         (145)           (76)
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
         8,175,062     (5,332,924)    17,149,738       (631,728)       817,762     12,473,602     1,161,932      1,478,094

       229,207,833    234,540,757     33,391,125     34,022,853    115,465,801    102,992,199     1,478,094             --
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
      $237,382,895   $229,207,833    $50,540,863    $33,391,125   $116,283,563   $115,465,801    $2,640,026     $1,478,094
      ============   ============    ===========    ===========   ============   ============    ==========     ==========






                                            MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                      GROWTH                      HIGH YIELD                   MAINSTAY VP
              GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--            ICAP SELECT EQUITY--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007          2006(A)         2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $   793,275    $    67,605    $   116,646    $   32,936    $  6,464,682   $  1,359,921    $    17,171    $   (24,976)
           (53,189)       (94,642)       229,238         8,718       1,703,866        282,478        408,239        451,060
                --             --        623,976        42,862              --             --        814,698         54,400

           352,139        713,620        (32,686)      478,580      (6,405,559)     8,808,354       (361,590)     1,333,253
       -----------    -----------    -----------    ----------    ------------   ------------    -----------    -----------

         1,092,225        686,583        937,174       563,096       1,762,989     10,450,753        878,518      1,813,737
       -----------    -----------    -----------    ----------    ------------   ------------    -----------    -----------

         2,461,521      2,835,508      4,153,945     1,505,875      14,054,331     13,964,099      2,786,165      1,539,275
        (1,154,653)    (1,238,148)    (1,041,250)     (292,953)     (6,489,164)    (6,420,681)    (1,026,397)      (575,700)
          (774,955)    (3,082,888)      (641,022)      (44,005)     (4,880,980)    (3,818,480)      (670,862)      (636,759)
          (279,935)      (171,002)     1,024,973       854,160        (133,368)      (349,654)       608,979       (518,068)
          (816,259)      (611,485)     5,675,576     4,471,947      (2,164,961)    (1,220,079)    13,493,782        340,969
          (109,972)       (80,939)            --        (2,610)       (156,602)      (360,584)       (21,932)       (45,519)

                --             --       (294,620)      250,000              --             --             --             --
       -----------    -----------    -----------    ----------    ------------   ------------    -----------    -----------
          (674,253)    (2,348,954)     8,877,602     6,742,414         229,256      1,794,621     15,169,735        104,198
       -----------    -----------    -----------    ----------    ------------   ------------    -----------    -----------


            (1,048)          (774)          (895)         (483)           (933)       (10,612)          (747)        (2,167)
       -----------    -----------    -----------    ----------    ------------   ------------    -----------    -----------
           416,924     (1,663,145)     9,813,881     7,305,027       1,991,312     12,234,762     16,047,506      1,915,768

        18,432,581     20,095,726      7,305,027            --     103,900,348     91,665,586     11,896,090      9,980,322
       -----------    -----------    -----------    ----------    ------------   ------------    -----------    -----------
       $18,849,505    $18,432,581    $17,118,908    $7,305,027    $105,891,660   $103,900,348    $27,943,596    $11,896,090
       ===========    ===========    ===========    ==========    ============   ============    ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                       INCOME & GROWTH--                INTERNATIONAL EQUITY--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    207,767       $    14,090       $    64,384       $  (123,767)
     Net realized gain (loss) on investments................         195,416           201,696         2,303,330         1,412,352
     Realized gain distribution received....................       1,598,292           128,746         4,189,497           526,683
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (2,108,972)          996,433        (4,117,232)       10,597,704
                                                                ------------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (107,497)        1,340,965         2,439,979        12,412,972
                                                                ------------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         982,481         1,479,847        10,073,044         7,507,393
     Cost of insurance......................................        (343,591)         (513,138)       (3,418,435)       (2,599,822)
     Policyowners' surrenders...............................        (304,150)         (364,630)       (1,948,578)       (2,996,207)
     Net transfers from (to) Fixed Account..................          81,688            82,134           (62,354)           57,909
     Transfers between Investment Divisions.................     (10,695,168)          344,500         2,876,248         7,753,885
     Policyowners' death benefits...........................         (19,232)             (625)         (145,867)          (98,769)
                                                                ------------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................     (10,297,972)        1,028,088         7,374,058         9,624,389
                                                                ------------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              74            (1,708)           (2,524)          (15,044)
                                                                ------------       -----------       -----------       -----------
          Increase (decrease) in net assets.................     (10,405,395)        2,367,345         9,811,513        22,022,317
NET ASSETS:
     Beginning of year......................................      10,405,395         8,038,050        57,504,961        35,482,644
                                                                ------------       -----------       -----------       -----------
     End of year............................................    $         --       $10,405,395       $67,316,474       $57,504,961
                                                                ============       ===========       ===========       ===========






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                           MODERATE                         MODERATE GROWTH
                                                                         ALLOCATION--                        ALLOCATION--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007             2006(A)            2007             2006(A)
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   202,151       $   38,623        $   280,556       $    68,507
     Net realized gain (loss) on investments................         155,651            5,480            178,413             4,780
     Realized gain distribution received....................         236,136           15,237            641,372            50,851
     Change in unrealized appreciation (depreciation) on
       investments..........................................         (13,507)         267,250            101,320           575,739
                                                                 -----------       ----------        -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................         580,431          326,590          1,201,661           699,877
                                                                 -----------       ----------        -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       2,056,691          490,192          4,651,816         1,494,839
     Cost of insurance......................................        (491,031)        (139,136)        (1,136,380)         (310,541)
     Policyowners' surrenders...............................        (336,051)          (6,528)          (304,371)          (41,631)
     Net transfers from (to) Fixed Account..................         967,155        1,113,494            852,692         1,016,624
     Transfers between Investment Divisions.................       3,879,522        3,329,596          6,399,215         7,349,484
     Policyowners' death benefits...........................          (8,086)              --           (106,561)               --
     Contribution (withdrawal) of seed money by New York
       Life Insurance and Annuity Corporation...............        (284,683)         250,000           (291,196)          250,000
                                                                 -----------       ----------        -----------       -----------
       Net contributions and (withdrawals)..................       5,783,517        5,037,618         10,065,215         9,758,775
                                                                 -----------       ----------        -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (551)            (297)            (1,168)             (533)
                                                                 -----------       ----------        -----------       -----------
          Increase (decrease) in net assets.................       6,363,397        5,363,911         11,265,708        10,458,119
NET ASSETS:
     Beginning of year......................................       5,363,911               --         10,458,119                --
                                                                 -----------       ----------        -----------       -----------
     End of year............................................     $11,727,308       $5,363,911        $21,723,827       $10,458,119
                                                                 ===========       ==========        ===========       ===========




Not all investment divisions are available under all policies.
(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I











              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
           LARGE CAP GROWTH--              MID CAP CORE--               MID CAP GROWTH--              MID CAP VALUE--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (117,646)   $   (71,587)   $   (67,855)   $  (155,831)   $  (260,922)   $  (205,076)   $   186,300    $  (178,452)
           472,174       (115,888)     1,178,038        570,751      2,485,599      1,670,659      1,640,495      1,239,123
                --             --      3,588,466        193,087      3,211,104        698,371      3,541,191        511,985

         3,961,928      1,385,239     (3,367,506)     3,045,102        595,716        714,133     (6,099,107)     3,170,449
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         4,316,456      1,197,764      1,331,143      3,653,109      6,031,497      2,878,087       (731,121)     4,743,105
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         3,573,177      3,452,143      6,317,032      5,827,196      7,815,027      8,341,861      6,672,278      7,304,282
        (1,340,930)    (1,196,150)    (1,953,270)    (1,730,190)    (2,722,806)    (2,630,395)    (2,432,201)    (2,397,445)
          (989,982)      (905,845)    (1,246,909)      (904,608)    (1,823,126)    (1,457,530)    (1,630,363)    (1,120,349)
          (245,416)      (107,052)        61,157        (58,503)      (553,103)       120,659       (607,899)      (109,863)
         2,089,589       (416,362)       685,742      2,490,092       (696,865)       726,262     (1,600,292)    (1,652,676)
           (19,050)       (17,652)       (55,131)       (24,426)       (82,060)      (102,268)       (59,025)      (105,294)
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
         3,067,388        809,082      3,808,621      5,599,561      1,937,067      4,998,589        342,498      1,918,655
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


            (4,488)        (2,021)        (1,127)        (4,372)        (5,535)        (4,958)           553         (5,301)
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
         7,379,356      2,004,825      5,138,637      9,248,298      7,963,029      7,871,718       (388,070)     6,656,459

        19,536,022     17,531,197     31,942,010     22,693,712     39,690,978     31,819,260     40,594,326     33,937,867
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
       $26,915,378    $19,536,022    $37,080,647    $31,942,010    $47,654,007    $39,690,978    $40,206,256    $40,594,326
       ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========







              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            S&P 500 INDEX--              SMALL CAP GROWTH--              TOTAL RETURN--                   VALUE--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



      $  2,942,205   $   (172,979)   $  (122,595)   $  (118,675)   $ 1,037,762    $      (138)   $   828,957    $  (171,862)
         3,939,198      2,765,445        688,639      1,189,144        820,870        627,875      1,706,760        957,572
                --             --      1,558,131            182      4,401,627        818,537      7,019,968      1,193,376

         5,939,475     33,544,161     (2,916,796)        84,224     (1,971,506)     3,791,599     (8,229,235)    10,616,743
      ------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------

        12,820,878     36,136,627       (792,621)     1,154,875      4,288,753      5,237,873      1,326,450     12,595,829
      ------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------

        36,270,861     41,013,796      4,181,597      5,033,363      7,922,716      8,752,763     10,064,697     10,308,280
       (17,189,293)   (17,271,660)    (1,303,578)    (1,480,533)    (4,481,866)    (4,668,260)    (4,863,968)    (4,865,757)
       (12,530,778)   (12,184,081)    (1,060,745)      (760,448)    (3,042,078)    (2,921,011)    (3,764,477)    (3,816,482)
        (4,474,305)    (5,815,729)      (313,274)      (442,258)    (1,004,106)    (1,261,664)    (1,514,750)      (955,737)
        (7,619,368)   (10,051,777)    (2,076,664)    (1,698,081)    (2,771,083)    (2,090,911)    (1,339,449)    (1,911,322)
          (631,523)      (632,673)       (20,818)       (49,352)      (177,223)      (140,331)      (293,581)      (258,554)

                --             --             --             --             --             --             --             --
      ------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------
        (6,174,406)    (4,942,124)      (593,482)       602,691     (3,553,640)    (2,329,414)    (1,711,528)    (1,499,572)
      ------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------


           (17,553)       (54,190)           913         (2,222)        (6,456)        (9,304)        (2,173)       (19,016)
      ------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------
         6,628,919     31,140,313     (1,385,190)     1,755,344        728,657      2,899,155       (387,251)    11,077,241

       279,742,003    248,601,690     21,552,893     19,797,549     63,630,032     60,730,877     81,791,395     70,714,154
      ------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------
      $286,370,922   $279,742,003    $20,167,703    $21,552,893    $64,358,689    $63,630,032    $81,404,144    $81,791,395
      ============   ============    ===========    ===========    ===========    ===========    ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                        ALGER AMERICAN
                                                                           LEVERAGED                        ALGER AMERICAN
                                                                           ALL CAP--                    SMALL CAPITALIZATION--
                                                                        CLASS O SHARES                      CLASS O SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $     --          $     --         $  (311,065)      $  (252,546)
     Net realized gain (loss) on investments................        44,673               938           3,039,691         1,646,383
     Realized gain distribution received....................            --                --                  --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        45,179            21,303           5,263,983         6,120,976
                                                                  --------          --------         -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        89,852            22,241           7,992,609         7,514,813
                                                                  --------          --------         -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        30,188            61,342           6,158,729         6,299,953
     Cost of insurance......................................       (35,556)           (6,117)         (2,760,617)       (2,624,913)
     Policyowners' surrenders...............................            --                --          (2,184,332)       (2,014,546)
     Net transfers from (to) Fixed Account..................       174,047            25,189          (1,680,237)         (467,623)
     Transfers between Investment Divisions.................        51,812                --          (2,231,725)          593,134
     Policyowners' death benefits...........................            --                --             (48,270)          (11,303)
                                                                  --------          --------         -----------       -----------
       Net contributions and (withdrawals)..................       220,491            80,414          (2,746,452)        1,774,702
                                                                  --------          --------         -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                --              (9,177)          (13,466)
                                                                  --------          --------         -----------       -----------
          Increase (decrease) in net assets.................       310,343           102,655           5,236,980         9,276,049
NET ASSETS:
     Beginning of year......................................       178,358            75,703          48,432,131        39,156,082
                                                                  --------          --------         -----------       -----------
     End of year............................................      $488,701          $178,358         $53,669,111       $48,432,131
                                                                  ========          ========         ===========       ===========







                                                                          DREYFUS IP                          DREYFUS VIF
                                                                      TECHNOLOGY GROWTH--                DEVELOPING LEADERS--
                                                                        INITIAL SHARES                      INITIAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (57,566)      $  (49,638)       $    7,542         $  1,289
     Net realized gain (loss) on investments................         327,471          195,327           (52,952)          (1,491)
     Realized gain distribution received....................              --               --           131,869           26,656
     Change in unrealized appreciation (depreciation) on
       investments..........................................       1,063,795          174,254          (250,076)          (8,605)
                                                                 -----------       ----------        ----------         --------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,333,700          319,943          (163,617)          17,849
                                                                 -----------       ----------        ----------         --------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       2,146,187        2,203,434            39,660           41,041
     Cost of insurance......................................        (889,405)        (814,807)          (14,228)          (9,880)
     Policyowners' surrenders...............................        (298,066)        (300,866)           (3,282)              --
     Net transfers from (to) Fixed Account..................        (156,139)          38,489           476,806          505,737
     Transfers between Investment Divisions.................        (110,738)        (293,416)          (49,546)          (5,296)
     Policyowners' death benefits...........................          (7,351)          (1,942)               --               --
                                                                 -----------       ----------        ----------         --------
       Net contributions and (withdrawals)..................         684,488          830,892           449,410          531,602
                                                                 -----------       ----------        ----------         --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (1,312)            (325)               --               --
                                                                 -----------       ----------        ----------         --------
          Increase (decrease) in net assets.................       2,016,876        1,150,510           285,793          549,451
NET ASSETS:
     Beginning of year......................................       9,331,923        8,181,413           875,181          325,730
                                                                 -----------       ----------        ----------         --------
     End of year............................................     $11,348,799       $9,331,923        $1,160,974         $875,181
                                                                 ===========       ==========        ==========         ========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I










                                                                            AMERICAN
          AMERICAN CENTURY VP           AMERICAN CENTURY VP                CENTURY VP                   CVS CALVERT
         INFLATION PROTECTION--           INTERNATIONAL--                   VALUE--                   SOCIAL BALANCED
                CLASS II                      CLASS II                      CLASS II                     PORTFOLIO
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



        $  1,778        $   558      $   10,071     $    1,896     $   21,814     $    3,734     $   90,058     $   84,484
            (170)           (34)        232,123          5,225        (29,180)        58,978         84,382         23,920
              --             --              --             --        123,872         26,486        271,353         85,237

           2,215            (85)         69,693        162,983       (164,679)        97,415       (340,751)       173,269
        --------        -------      ----------     ----------     ----------     ----------     ----------     ----------

           3,823            439         311,887        170,104        (48,173)       186,613        105,042        366,910
        --------        -------      ----------     ----------     ----------     ----------     ----------     ----------

          18,904         15,666         305,412        106,121        115,629         46,827        687,294        725,269
         (23,805)          (885)        (71,010)       (16,343)       (46,649)       (29,830)      (281,500)      (301,651)
              --             --         (46,910)        (2,172)          (592)        (8,507)      (269,639)      (225,957)
          26,281         10,560         145,084         96,008        101,227         52,650       (215,837)           307
          17,846             --         394,193      1,218,736       (727,232)       910,134       (122,070)       (59,167)
              --             --              --             --             --             --        (26,285)       (15,230)
        --------        -------      ----------     ----------     ----------     ----------     ----------     ----------
          39,226         25,341         726,769      1,402,350       (557,617)       971,274       (228,037)       123,571
        --------        -------      ----------     ----------     ----------     ----------     ----------     ----------


              --             --              --             --             --             --           (129)          (492)
        --------        -------      ----------     ----------     ----------     ----------     ----------     ----------
          43,049         25,780       1,038,656      1,572,454       (605,790)     1,157,887       (123,124)       489,989

          32,167          6,387       1,691,402        118,948      1,448,383        290,496      4,955,443      4,465,454
        --------        -------      ----------     ----------     ----------     ----------     ----------     ----------
        $ 75,216        $32,167      $2,730,058     $1,691,402     $  842,593     $1,448,383     $4,832,319     $4,955,443
        ========        =======      ==========     ==========     ==========     ==========     ==========     ==========







            FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
            CONTRAFUND(R)--               EQUITY-INCOME--                   GROWTH--                    INDEX 500--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



      $    768,829   $  1,212,015    $   966,902    $ 1,700,578    $   12,328     $    1,332     $   89,817     $   26,064
         3,451,599      1,952,615        714,692        443,483       168,686            590          6,212        236,250
        52,213,154     14,493,468      6,223,204      7,580,295         1,846             --             --             --

       (25,056,976)       296,300     (7,318,403)     1,461,661       244,961         30,165          6,387         43,851
      ------------   ------------    -----------    -----------    ----------     ----------     ----------     ----------

        31,376,606     17,954,398        586,395     11,186,017       427,821         32,087        102,416        306,165
      ------------   ------------    -----------    -----------    ----------     ----------     ----------     ----------

        24,658,903     24,732,959     10,137,479      9,328,651        19,952         13,272        252,801         93,536
       (10,519,534)    (9,999,429)    (4,072,166)    (3,679,183)      (23,529)       (10,447)       (60,024)       (45,247)
        (8,422,930)    (7,964,078)    (2,699,598)    (3,599,786)           --             --           (993)        (7,508)
        (1,661,137)      (946,564)      (120,247)       102,689       669,413        746,397        651,591         69,528
          (596,047)     1,329,542       (476,563)     3,231,710        35,999          2,501         62,518        (92,324)
          (355,317)      (291,522)      (346,839)      (101,004)           --             --             --             --
      ------------   ------------    -----------    -----------    ----------     ----------     ----------     ----------
         3,103,938      6,860,908      2,422,066      5,283,077       701,835        751,723        905,893         17,985
      ------------   ------------    -----------    -----------    ----------     ----------     ----------     ----------


           (40,956)       (34,048)        (1,033)       (15,230)           --             --             --             --
      ------------   ------------    -----------    -----------    ----------     ----------     ----------     ----------
        34,439,588     24,781,258      3,007,428     16,453,864     1,129,656        783,810      1,008,309        324,150

       183,262,042    158,480,784     71,394,193     54,940,329     1,127,548        343,738      1,809,849      1,485,699
      ------------   ------------    -----------    -----------    ----------     ----------     ----------     ----------
      $217,701,630   $183,262,042    $74,401,621    $71,394,193    $2,257,204     $1,127,548     $2,818,158     $1,809,849
      ============   ============    ===========    ===========    ==========     ==========     ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006




                                                                        FIDELITY(R) VIP                     FIDELITY(R) VIP
                                                                    INVESTMENT GRADE BOND--                    MID CAP--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $ 23,931          $  8,202         $   32,182        $   11,154
     Net realized gain (loss) on investments................          (626)             (475)            38,569            11,558
     Realized gain distribution received....................            --               491            330,006           377,667
     Change in unrealized appreciation (depreciation) on
       investments..........................................         6,014             1,700            104,961          (108,450)
                                                                  --------          --------         ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        29,319             9,918            505,718           291,929
                                                                  --------          --------         ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        34,977            27,466            350,772           369,175
     Cost of insurance......................................       (32,621)           (7,003)          (124,096)          (99,825)
     Policyowners' surrenders...............................            --                --            (14,230)          (48,661)
     Net transfers from (to) Fixed Account..................       343,130           181,691            319,993            39,671
     Transfers between Investment Divisions.................         6,962                --           (836,744)         (286,462)
     Policyowners' death benefits...........................            --                --             (5,612)               --
                                                                  --------          --------         ----------        ----------
       Net contributions and (withdrawals)..................       352,448           202,154           (309,917)          (26,102)
                                                                  --------          --------         ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                --                 --                --
                                                                  --------          --------         ----------        ----------
          Increase (decrease) in net assets.................       381,767           212,072            195,801           265,827
NET ASSETS:
     Beginning of year......................................       413,692           201,620          3,237,753         2,971,926
                                                                  --------          --------         ----------        ----------
     End of year............................................      $795,459          $413,692         $3,433,554        $3,237,753
                                                                  ========          ========         ==========        ==========







                                                                            MFS(R)                              MFS(R)
                                                                   INVESTORS TRUST SERIES--             NEW DISCOVERY SERIES--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $  1,034           $   303          $     --          $     --
     Net realized gain (loss) on investments................           968               311             1,425               336
     Realized gain distribution received....................         1,048                --             8,790             1,277
     Change in unrealized appreciation (depreciation) on
       investments..........................................        10,486             7,021           (29,317)            9,690
                                                                  --------           -------          --------          --------
       Net increase (decrease) in net assets resulting from
          operations........................................        13,536             7,635           (19,102)           11,303
                                                                  --------           -------          --------          --------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         1,652                --             5,608             1,660
     Cost of insurance......................................        (4,803)           (2,191)           (4,030)           (1,828)
     Policyowners' surrenders...............................            --                --                --                --
     Net transfers from (to) Fixed Account..................        43,034                --           193,281            22,234
     Transfers between Investment Divisions.................        81,322             2,858           245,558                --
     Policyowners' death benefits...........................            --                --                --                --
                                                                  --------           -------          --------          --------
       Net contributions and (withdrawals)..................       121,205               667           440,417            22,066
                                                                  --------           -------          --------          --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                --                --                --
                                                                  --------           -------          --------          --------
          Increase (decrease) in net assets.................       134,741             8,302           421,315            33,369
NET ASSETS:
     Beginning of year......................................        68,595            60,293           102,207            68,838
                                                                  --------           -------          --------          --------
     End of year............................................      $203,336           $68,595          $523,522          $102,207
                                                                  ========           =======          ========          ========




Not all investment divisions are available under all policies.
(b) For the period March 23, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I











            FIDELITY(R) VIP              JANUS ASPEN SERIES            JANUS ASPEN SERIES            JANUS ASPEN SERIES
               OVERSEAS--                    BALANCED--                 MID CAP GROWTH--             WORLDWIDE GROWTH--
             INITIAL CLASS              INSTITUTIONAL SHARES          INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  111,485     $   12,369    $  2,482,690   $  1,835,348     $    865       $     --     $    207,634   $  1,244,480
           73,268          9,475       1,165,844        470,268       10,647          5,233       (1,277,284)    (3,948,233)
          160,223          8,599              --             --        1,842             --               --             --

          149,852        245,426       8,106,201      8,856,290       54,385         21,266       11,539,074     20,145,775
       ----------     ----------    ------------   ------------     --------       --------     ------------   ------------

          494,828        275,869      11,754,735     11,161,906       67,739         26,499       10,469,424     17,442,022
       ----------     ----------    ------------   ------------     --------       --------     ------------   ------------

          130,517        150,720      15,681,351     17,237,095       69,681         28,301       14,612,214     16,058,034
          (66,768)       (30,623)     (7,042,040)    (7,246,147)     (13,162)        (6,697)      (6,914,850)    (6,666,844)
             (626)        (5,724)     (5,679,483)    (5,701,601)      (4,410)            --       (5,938,862)    (4,615,502)
        1,117,733        418,353      (2,854,166)    (2,145,520)      44,496         34,277       (2,581,942)    (1,737,544)
          347,767         27,011      (4,607,679)    (4,737,713)      22,309         60,164       (2,619,243)    (6,512,629)
               --             --        (444,745)      (244,992)          --             --         (178,211)      (212,065)
       ----------     ----------    ------------   ------------     --------       --------     ------------   ------------
        1,528,623        559,737      (4,946,762)    (2,838,878)     118,914        116,045       (3,620,894)    (3,686,550)
       ----------     ----------    ------------   ------------     --------       --------     ------------   ------------


               --             --         (14,601)       (15,625)          --             --          (16,786)       (22,434)
       ----------     ----------    ------------   ------------     --------       --------     ------------   ------------
        2,023,451        835,606       6,793,372      8,307,403      186,653        142,544        6,831,744     13,733,038

        2,195,370      1,359,764     120,310,966    112,003,563      274,889        132,345      116,125,689    102,392,651
       ----------     ----------    ------------   ------------     --------       --------     ------------   ------------
       $4,218,821     $2,195,370    $127,104,338   $120,310,966     $461,542       $274,889     $122,957,433   $116,125,689
       ==========     ==========    ============   ============     ========       ========     ============   ============






                                                                        NEUBERGER BERMAN                   PIMCO
                 MFS(R)                        MFS(R)                     AMT MID-CAP                  GLOBAL BOND--
           RESEARCH SERIES--             UTILITIES SERIES--            GROWTH PORTFOLIO--              ADMINISTRATIVE
             INITIAL CLASS                 INITIAL CLASS                    CLASS I                     CLASS SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007          2006(B)
     -----------------------------------------------------------------------------------------------------------------------



        $     --         $  --       $    3,366      $  2,115       $     --        $    --        $ 2,047        $   224
              19             2           19,566         1,932          2,186          6,210             54             10
              --            --           24,397         4,017             --             --            164             --

           1,620            --           57,508        32,478         17,023          5,195          4,694             65
        --------         -----       ----------      --------       --------        -------        -------        -------

           1,639             2          104,837        40,542         19,209         11,405          6,959            299
        --------         -----       ----------      --------       --------        -------        -------        -------

          10,911            --           81,038        86,978         24,001          7,575          2,628            734
          (1,272)         (115)         (34,753)       (9,244)        (7,529)        (5,671)        (4,253)          (491)
              --            --               --            --             --             --             --             --

             558            --          117,488        64,401         30,003          3,391         41,980         30,589
          98,751            --        1,121,492         2,507         32,325         (3,025)        (1,685)            --
              --            --               --            --             --             --             --             --
        --------         -----       ----------      --------       --------        -------        -------        -------
         108,948          (115)       1,285,265       144,642         78,800          2,270         38,670         30,832
        --------         -----       ----------      --------       --------        -------        -------        -------


              --            --               --            --             --             --             --             --
        --------         -----       ----------      --------       --------        -------        -------        -------
         110,587          (113)       1,390,102       185,184         98,009         13,675         45,629         31,131

               4           117          238,810        53,626         84,634         70,959         31,131             --
        --------         -----       ----------      --------       --------        -------        -------        -------
        $110,591         $   4       $1,628,912      $238,810       $182,643        $84,634        $76,760        $31,131
        ========         =====       ==========      ========       ========        =======        =======        =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                             PIMCO                               PIMCO
                                                                        LOW DURATION--                       REAL RETURN--
                                                                        ADMINISTRATIVE                      ADMINISTRATIVE
                                                                         CLASS SHARES                        CLASS SHARES
                                                               --------------------------------    --------------------------------
                                                                   2007(C)            2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................        $  66              $--             $   467           $   135
     Net realized gain (loss) on investments................          166               --               5,358               (43)
     Realized gain distribution received....................           --               --                 208               122
     Change in unrealized appreciation (depreciation) on
       investments..........................................           --               --              (4,742)             (124)
                                                                    -----              ---             -------           -------
       Net increase (decrease) in net assets resulting from
          operations........................................          232               --               1,291                90
                                                                    -----              ---             -------           -------
  Contributions and (Withdrawals):
     Payments received from policyowners....................           --               --               4,628             3,980
     Cost of insurance......................................         (121)              --              (2,543)           (1,136)
     Policyowners' surrenders...............................           --               --                  --                --
     Net transfers from (to) Fixed Account..................           --               --              87,367                31
     Transfers between Investment Divisions.................         (111)              --              (4,168)               --
     Policyowners' death benefits...........................           --               --                  --                --
                                                                    -----              ---             -------           -------
       Net contributions and (withdrawals)..................         (232)              --              85,284             2,875
                                                                    -----              ---             -------           -------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           --               --                  --                --
                                                                    -----              ---             -------           -------
          Increase (decrease) in net assets.................           --               --              86,575             2,965
NET ASSETS:
     Beginning of year......................................           --               --               4,538             1,573
                                                                    -----              ---             -------           -------
     End of year............................................        $  --              $--             $91,113           $ 4,538
                                                                    =====              ===             =======           =======






                                                                                                                VAN ECK
                                                                         T. ROWE PRICE                         WORLDWIDE
                                                                       LIMITED-TERM BOND                       ABSOLUTE
                                                                           PORTFOLIO                            RETURN
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $ 10,376          $  6,985          $  1,300          $     --
     Net realized gain (loss) on investments................          (959)             (269)              284                 2
     Realized gain distribution received....................            --                --             4,468                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         3,492               430            (1,251)            4,154
                                                                  --------          --------          --------          --------
       Net increase (decrease) in net assets resulting from
          operations........................................        12,909             7,146             4,801             4,156
                                                                  --------          --------          --------          --------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        30,554            22,969            25,750            22,507
     Cost of insurance......................................       (35,294)           (3,368)           (6,766)           (1,143)
     Policyowners' surrenders...............................            --            (1,042)           (3,108)               --
     Net transfers from (to) Fixed Account..................         5,942            33,565           179,434           143,883
     Transfers between Investment Divisions.................        47,226                --           105,968             1,793
     Policyowners' death benefits...........................            --                --                --                --
                                                                  --------          --------          --------          --------
       Net contributions and (withdrawals)..................        48,428            52,124           301,278           167,040
                                                                  --------          --------          --------          --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                --                --                --
                                                                  --------          --------          --------          --------
          Increase (decrease) in net assets.................        61,337            59,270           306,079           171,196
NET ASSETS:
     Beginning of year......................................       213,335           154,065           171,196                --
                                                                  --------          --------          --------          --------
     End of year............................................      $274,672          $213,335          $477,275          $171,196
                                                                  ========          ========          ========          ========




Not all investment divisions are available under all policies.
(c) For the period October 16, 2007 (Commencement of Investments) through December 31, 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I










                 PIMCO                         ROYCE                         ROYCE
             TOTAL RETURN--                  MICRO-CAP                     SMALL-CAP                   T. ROWE PRICE
             ADMINISTRATIVE                 PORTFOLIO--                   PORTFOLIO--                  EQUITY INCOME
              CLASS SHARES                INVESTMENT CLASS              INVESTMENT CLASS                 PORTFOLIO
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



        $  1,379        $   414      $   73,071     $   (8,375)    $  (18,812)    $   (8,085)    $   834,709    $   576,255
          16,906            (69)         66,681         10,820         28,588         16,394       1,229,416        589,102
              --             75         628,957        245,778        206,815        108,693       4,260,701      1,645,003

         (12,726)           213        (629,287)       104,550       (432,296)        77,893      (4,674,267)     6,566,060
        --------        -------      ----------     ----------     ----------     ----------     -----------    -----------

           5,559            633         139,422        352,773       (215,705)       194,895       1,650,559      9,376,420
        --------        -------      ----------     ----------     ----------     ----------     -----------    -----------

             187         11,025       1,696,028        990,710        942,182        451,364      10,725,928     10,573,375
            (857)        (2,565)       (471,201)      (208,747)      (265,031)      (120,165)     (3,576,003)    (3,227,548)
              --             --        (172,592)       (23,255)       (68,452)       (10,457)     (2,360,837)    (1,757,855)
         394,538             --         195,844        271,455        228,496        202,413        (157,357)      (477,876)
              16             --       1,507,002      3,000,377      1,479,022      1,487,806       1,831,838        666,394
              --             --         (22,262)            --        (26,273)            --         (91,309)      (139,329)
        --------        -------      ----------     ----------     ----------     ----------     -----------    -----------
         393,884          8,460       2,732,819      4,030,540      2,289,944      2,010,961       6,372,260      5,637,161
        --------        -------      ----------     ----------     ----------     ----------     -----------    -----------


              --             --            (276)          (323)           142           (179)         (1,840)       (10,661)
        --------        -------      ----------     ----------     ----------     ----------     -----------    -----------
         399,443          9,093       2,871,965      4,382,990      2,074,381      2,205,677       8,020,979     15,002,920

          13,818          4,725       4,688,214        305,224      2,539,902        334,225      63,498,993     48,496,073
        --------        -------      ----------     ----------     ----------     ----------     -----------    -----------
        $413,261        $13,818      $7,560,179     $4,688,214     $4,614,283     $2,539,902     $71,519,972    $63,498,993
        ========        =======      ==========     ==========     ==========     ==========     ===========    ===========






                                             VAN KAMPEN                    VAN KAMPEN
                VAN ECK                     UIF EMERGING                  UIF EMERGING                   VAN KAMPEN
               WORLDWIDE                   MARKETS DEBT--               MARKETS EQUITY--           UIF U.S. REAL ESTATE--
              HARD ASSETS                     CLASS I                       CLASS I                       CLASS I
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (110,186)   $   (43,012)    $  9,705        $ 4,614      $  (100,553)   $    82,526     $  10,311      $  1,043
           205,592        177,317          180            185        4,249,666      3,248,407         7,689         6,193
         1,906,351        196,066        4,147          1,002        7,716,177      1,073,575        80,524         6,261

         6,600,535        955,504       (6,377)           100       11,181,035     10,078,881      (297,808)       14,577
       -----------    -----------     --------        -------      -----------    -----------     ---------      --------

         8,602,292      1,285,875        7,655          5,901       23,046,325     14,483,389      (199,284)       28,074
       -----------    -----------     --------        -------      -----------    -----------     ---------      --------

         4,699,340      2,273,649       23,388         51,583        8,100,566      6,403,632        56,405        36,959
        (1,532,635)      (623,656)      (5,632)        (2,049)      (3,612,598)    (2,723,418)      (24,657)       (8,844)
          (645,537)      (186,568)      (3,181)            --       (2,486,966)    (2,341,357)           --       (12,831)
           985,779        747,006      186,402          6,876         (940,285)      (326,790)      482,421       254,936
         9,374,577      8,912,465       13,826         (2,752)       2,624,934      5,432,818       211,949         7,515
           (17,904)        (9,423)          --             --          (70,301)       (53,989)           --            --
       -----------    -----------     --------        -------      -----------    -----------     ---------      --------
        12,863,620     11,113,473      214,803         53,658        3,615,350      6,390,896       726,118       277,735
       -----------    -----------     --------        -------      -----------    -----------     ---------      --------


            (6,869)        (1,289)          --             --          (30,526)       (22,383)           --            --
       -----------    -----------     --------        -------      -----------    -----------     ---------      --------
        21,459,043     12,398,059      222,458         59,559       26,631,149     20,851,902       526,834       305,809

        13,680,977      1,282,918       91,432         31,873       57,591,908     36,740,006       353,626        47,817
       -----------    -----------     --------        -------      -----------    -----------     ---------      --------
       $35,140,020    $13,680,977     $313,890        $91,432      $84,223,057    $57,591,908     $ 880,460      $353,626
       ===========    ===========     ========        =======      ===========    ===========     =========      ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Variable Universal Life Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL")--Series
1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000")--Series 1 and Single Premium Variable Universal Life ("SPVUL")--Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000")--Series 2, Single Premium Variable Universal Life ("SPVUL")--Series 2 and 3, Survivorship Variable Universal Life ("SVUL")--Series 2 and Variable Universal Life Provider ("VUL Provider")). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2 and Pinnacle SVUL policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of VUL Separate Account-1, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the American Century Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity(R) Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account, DCA Plus Account and the Enhanced DCA Fixed Account represent the general assets of NYLIAC. NYLIAC's Fixed Account, DCA Plus Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord Abbett & Company, LLC, and Winslow Capital Management, Inc., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

     VUL Separate Account-1 offers fifty-nine variable Investment Divisions, with their respective fund portfolios, in which Policyowners can invest premium payments. Thirty-five of these Investment Divisions are available to Group 1, Group 2 and Group 4 policies; forty-six of these Investment Divisions are available for Group 3 policies.

     The following Investment Divisions, with their respective Fund Portfolios, are available in this Separate Account:

MainStay VP Balanced
MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock
MainStay VP Conservative Allocation
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP Growth Allocation
MainStay VP High Yield Corporate Bond
MainStay VP ICAP Select Equity(2,3)
MainStay VP International Equity
MainStay VP Large Cap Growth
MainStay VP Mid Cap Core
MainStay VP Mid Cap Growth
MainStay VP Mid Cap Value
MainStay VP Moderate Allocation
MainStay VP Moderate Growth Allocation
MainStay VP S&P 500 Index
MainStay VP Small Cap Growth
MainStay VP Total Return
MainStay VP Value
Alger American Leveraged All Cap--Class O Shares
Alger American Small Capitalization--Class O Shares(1)
American Century VP Inflation Protection--Class II
American Century VP International--Class II
American Century VP Value--Class II
CVS Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid Cap--Initial Class
Fidelity(R) VIP Overseas--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Mid Cap Growth--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

PIMCO Global Bond--Administrative Class Shares
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
T. Rowe Price Limited-Term Bond Portfolio
Van Eck Worldwide Absolute Return
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Debt--Class I
Van Kampen UIF Emerging Markets Equity--Class I
Van Kampen UIF U.S. Real Estate--Class I

Not all investment divisions are available under all policies.

     All investments into the MainStay VP Series funds by VUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

     At the close of the financial reporting period, there have been no investments in the following Investment Division: PIMCO Low
Duration--Administrative Class Shares.

     For SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. After the Free Look Period, these premium payments are allocated in accordance with the Policyowner's instructions. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account. VUL 2000, VUL Provider and SVUL policies issued on and after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account.

     In addition, for all SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

     No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures around fair value measurements. The application of this Statement could change current practices in determining fair value. The guidance in SFAS No. 157 will be applied prospectively with certain exceptions. This statement is effective January 1, 2008, at which time the Company plans to adopt this guidance. The Company is currently evaluating the impact of SFAS No. 157 on the Company's consolidated financial statements.

     The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred the last business day of the reporting period. These amounts will be deposited to or withdrawn from the Separate Account in accordance with the Policyowner's instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

-------

(1) New allocations to Alger American Small Capitalization--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(2) Formerly MainStay VP Basic Value--Initial Class

(3) The MainStay VP Income & Growth--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on August 17, 2007.

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2007, the investments of VUL Separate Account-I are as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                            BALANCED--          BOND--        APPRECIATION--         CASH
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                          --------------------------------------------------------------------


Number of shares.......          912              2,176             8,733            50,397

Identified cost........       $9,956            $29,645          $186,722           $50,396







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                            ICAP SELECT        INCOME &        INTERNATIONAL       LARGE CAP
                             EQUITY--          GROWTH--          EQUITY--          GROWTH--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         1,967              --               3,686             1,790

Identified cost........       $25,645             $--             $56,625           $20,622



Investment activity for the year ended December 31, 2007, was as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                            BALANCED--          BOND--        APPRECIATION--         CASH
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                          --------------------------------------------------------------------


Purchases..............       $3,303            $4,588            $ 4,923           $38,533

Proceeds from sales....        6,708             3,239             24,254            21,451







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                            ICAP SELECT        INCOME &        INTERNATIONAL       LARGE CAP
                             EQUITY--          GROWTH--          EQUITY--          GROWTH--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $17,118           $ 2,831           $16,917           $7,322

Proceeds from sales....         1,111            11,333             5,201            4,405



Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                                                                    MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       HIGH YIELD
          COMMON         CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH           CORPORATE
          STOCK--        ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--         BOND--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


            4,935              236              3,046              819              1,709             1,466            10,512

         $106,847           $2,585            $33,400           $8,029            $18,629           $16,664           $99,764






                                                                                MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP
          CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


            2,495             3,020             3,237             1,037             1,884             9,546             1,894

          $35,438           $39,046           $39,497           $11,471           $20,990          $216,148           $20,387








                                                                                                                    MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       HIGH YIELD
          COMMON         CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH           CORPORATE
          STOCK--        ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--         BOND--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $13,448           $1,921            $5,482            $ 5,814           $2,475            $11,524           $15,929

            8,438              815             3,535             28,391            2,407              1,827             9,362






                                                                                MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP
          CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $10,423           $10,329           $8,383            $7,753            $12,514           $15,215           $3,783

            3,133             5,508            4,333             1,471              1,426            18,425            2,996

--------------------------------------------------------------------------------






                                                                                     ALGER
                                                                   ALGER           AMERICAN
                            MAINSTAY VP                          AMERICAN            SMALL
                               TOTAL          MAINSTAY VP        LEVERAGED        CAPITALIZA-
                             RETURN--           VALUE--          ALL CAP--          TION--
                           INITIAL CLASS     INITIAL CLASS    CLASS O SHARES    CLASS O SHARES
                          --------------------------------------------------------------------


Number of shares.......         3,501             4,377               9               1,613

Identified cost........       $62,740           $70,303            $416             $30,557






                            FIDELITY(R)                                           FIDELITY(R)
                                VIP           FIDELITY(R)       FIDELITY(R)           VIP
                              EQUITY-             VIP               VIP           INVESTMENT
                             INCOME--          GROWTH--         INDEX 500--      GRADE BOND--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         3,119               50                17               62

Identified cost........       $74,231           $1,971            $2,674             $784







                                                                                     ALGER
                                                                   ALGER           AMERICAN
                            MAINSTAY VP                          AMERICAN            SMALL
                               TOTAL          MAINSTAY VP        LEVERAGED        CAPITALIZA-
                             RETURN--           VALUE--          ALL CAP--          TION--
                           INITIAL CLASS     INITIAL CLASS    CLASS O SHARES    CLASS O SHARES
                          --------------------------------------------------------------------


Purchases..............       $7,593            $11,964            $401             $3,517

Proceeds from sales....        5,746              5,859             181              6,574






                            FIDELITY(R)                                           FIDELITY(R)
                                VIP           FIDELITY(R)       FIDELITY(R)           VIP
                              EQUITY-             VIP               VIP           INVESTMENT
                             INCOME--          GROWTH--         INDEX 500--      GRADE BOND--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $15,156           $2,060            $1,035             $407

Proceeds from sales....         5,449            1,344                39               31



Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







         AMERICAN
        CENTURY VP          AMERICAN           AMERICAN         CVS CALVERT       DREYFUS IP        DREYFUS VIF        FIDELITY(R)
         INFLATION         CENTURY VP         CENTURY VP          SOCIAL          TECHNOLOGY        DEVELOPING             VIP
       PROTECTION--      INTERNATIONAL--        VALUE--          BALANCED          GROWTH--          LEADERS--       CONTRAFUND(R)--
         CLASS II           CLASS II           CLASS II          PORTFOLIO      INITIAL SHARES    INITIAL SHARES      INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------


              7                 231               113              2,518             1,048                36               7,811

            $73              $2,484              $912             $4,609            $9,306            $1,410            $202,537





                                                                JANUS ASPEN       JANUS ASPEN
                                              JANUS ASPEN         SERIES            SERIES            MFS(R)             MFS(R)
        FIDELITY(R)        FIDELITY(R)          SERIES            MID CAP          WORLDWIDE         INVESTORS             NEW
            VIP                VIP            BALANCED--         GROWTH--          GROWTH--            TRUST            DISCOVERY
         MID CAP--         OVERSEAS--        INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL       SERIES--           SERIES--
       INITIAL CLASS      INITIAL CLASS         SHARES            SHARES            SHARES         INITIAL CLASS      INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------


              95                167               4,239              12               3,483               9                 31

          $3,180             $3,577            $100,049            $355            $106,632            $179               $532








         AMERICAN
        CENTURY VP          AMERICAN           AMERICAN         CVS CALVERT       DREYFUS IP        DREYFUS VIF        FIDELITY(R)
         INFLATION         CENTURY VP         CENTURY VP          SOCIAL          TECHNOLOGY        DEVELOPING             VIP
       PROTECTION--      INTERNATIONAL--        VALUE--          BALANCED          GROWTH--          LEADERS--       CONTRAFUND(R)--
         CLASS II           CLASS II           CLASS II          PORTFOLIO      INITIAL SHARES    INITIAL SHARES      INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------


            $49              $2,139             $  800             $831             $2,122             $898              $70,207

              8               1,402              1,212              707              1,482              309               14,262





                                                                JANUS ASPEN       JANUS ASPEN
                                              JANUS ASPEN         SERIES            SERIES            MFS(R)             MFS(R)
        FIDELITY(R)        FIDELITY(R)          SERIES            MID CAP          WORLDWIDE         INVESTORS             NEW
            VIP                VIP            BALANCED--         GROWTH--          GROWTH--            TRUST            DISCOVERY
         MID CAP--         OVERSEAS--        INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL       SERIES--           SERIES--
       INITIAL CLASS      INITIAL CLASS         SHARES            SHARES            SHARES         INITIAL CLASS      INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------


          $1,528             $2,005             $ 7,615            $148             $5,251             $127               $455

           1,476                204              10,056              27              8,798                4                  6

--------------------------------------------------------------------------------






                                                                 NEUBERGER           PIMCO
                              MFS(R)            MFS(R)          BERMAN AMT          GLOBAL
                             RESEARCH          UTILITIES      MID-CAP GROWTH        BOND--
                             SERIES--          SERIES--         PORTFOLIO--     ADMINISTRATIVE
                           INITIAL CLASS     INITIAL CLASS        CLASS I        CLASS SHARES
                          --------------------------------------------------------------------


Number of shares.......           5                 47                6                 6

Identified cost........        $109             $1,534             $143               $72






                                                                VAN KAMPEN        VAN KAMPEN
                              VAN ECK                          UIF EMERGING      UIF EMERGING
                             WORLDWIDE          VAN ECK           MARKETS           MARKETS
                             ABSOLUTE          WORLDWIDE          DEBT--           EQUITY--
                              RETURN          HARD ASSETS         CLASS I           CLASS I
                          --------------------------------------------------------------------


Number of shares.......          45                 852              37               3,473

Identified cost........        $474             $27,404            $318             $48,145








                                                                 NEUBERGER           PIMCO
                              MFS(R)            MFS(R)          BERMAN AMT          GLOBAL
                             RESEARCH          UTILITIES      MID-CAP GROWTH        BOND--
                             SERIES--          SERIES--         PORTFOLIO--     ADMINISTRATIVE
                           INITIAL CLASS     INITIAL CLASS        CLASS I        CLASS SHARES
                          --------------------------------------------------------------------


Purchases..............        $110             $1,379              $84               $45

Proceeds from sales....           1                 66                5                 4






                                                                VAN KAMPEN        VAN KAMPEN
                              VAN ECK                          UIF EMERGING      UIF EMERGING
                             WORLDWIDE          VAN ECK           MARKETS           MARKETS
                             ABSOLUTE          WORLDWIDE          DEBT--           EQUITY--
                              RETURN          HARD ASSETS         CLASS I           CLASS I
                          --------------------------------------------------------------------


Purchases..............        $318             $16,143            $241             $17,884

Proceeds from sales....          11               1,541              12               6,645



Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






           PIMCO                                                 ROYCE             ROYCE            T. ROWE           T. ROWE
            LOW              PIMCO             PIMCO           MICRO-CAP         SMALL-CAP           PRICE             PRICE
        DURATION--       REAL RETURN--    TOTAL RETURN--      PORTFOLIO--       PORTFOLIO--         EQUITY         LIMITED-TERM
      ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT        INVESTMENT          INCOME             BOND
       CLASS SHARES      CLASS SHARES      CLASS SHARES          CLASS             CLASS           PORTFOLIO         PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------------


             --                 7                39                561               462              3,021              55

            $--               $96              $425             $8,083            $4,966            $66,126            $277







        VAN KAMPEN
         UIF U.S.
       REAL ESTATE--
          CLASS I
      --------------


              40

          $1,158








           PIMCO                                                 ROYCE             ROYCE            T. ROWE           T. ROWE
            LOW              PIMCO             PIMCO           MICRO-CAP         SMALL-CAP           PRICE             PRICE
        DURATION--       REAL RETURN--    TOTAL RETURN--      PORTFOLIO--       PORTFOLIO--         EQUITY         LIMITED-TERM
      ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT        INVESTMENT          INCOME             BOND
       CLASS SHARES      CLASS SHARES      CLASS SHARES          CLASS             CLASS           PORTFOLIO         PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------------


            $13               $91              $413             $4,385            $2,864            $15,600             $76

             13                 6                19                942               386              4,140              18







        VAN KAMPEN
         UIF U.S.
       REAL ESTATE--
          CLASS I
      --------------


           $860

             43

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

     - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

     - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

       For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

       For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

       For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

       For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached, 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

       For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

     - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------


       processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL:


                                              MONTHLY                MONTHLY
                                          CONTRACT CHARGE        CONTRACT CHARGE
POLICY                                     POLICY YEAR 1     SUBSEQUENT POLICY YEARS
------                                    ---------------    -----------------------
VUL....................................          N/A                   $ 7
SVUL...................................         $ 60                    10
VUL 2000...............................           30                    10
VUL Provider...........................           30                    10
Pinnacle VUL*..........................          100                    25
Pinnacle SVUL*.........................          100                    25



       -------

       * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

     - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

    For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

    For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

    For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

     - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

     - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

    For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

    For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

     - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for state taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

     - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
       2)**, Pinnacle VUL, and Pinnacle SVUL policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies,
       NYLIAC deducts a .50% mortality and expense risk charge and for SVUL

----------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

*** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

--------------------------------------------------------------------------------


       (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by .30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by .55% in policy years 1-10. The mortality and expense risk charge is guaranteed not to exceed 1.00%.

       For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV) the mortality and expense risk charge currently ranges from 1.0% to .05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

     The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

     For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy's data page. For VUL 2000 and VUL Provider, the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

     Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

     For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

     For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.


----------
  ** Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

**** Includes a .10% administrative service charge.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2007 and 2006 were as follows:





                                                                         MAINSTAY VP
                             MAINSTAY VP           MAINSTAY VP             CAPITAL
                             BALANCED--              BOND--            APPRECIATION--
                            INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                         ------------------    ------------------    ------------------
                           2007       2006       2007       2006       2007       2006
                         --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........      38        91         72          76         904      1,127
Units redeemed.........    (529)      (24)       (88)       (123)     (1,549)    (1,725)
                           ----       ---        ---        ----      ------     ------
  Net increase
     (decrease)........    (491)       67        (16)        (47)       (645)      (598)
                           ====       ===        ===        ====      ======     ======

GROUP 2 POLICIES
Units issued...........      38        52         75          95         923      1,191
Units redeemed.........     (15)      (16)       (84)       (118)     (1,336)    (1,428)
                           ----       ---        ---        ----      ------     ------
  Net increase
     (decrease)........      23        36         (9)        (23)       (413)      (237)
                           ====       ===        ===        ====      ======     ======

GROUP 3 POLICIES
Units issued...........      --        --         42          17          19          2
Units redeemed.........      --        --         (2)         (2)         (1)        (9)
                           ----       ---        ---        ----      ------     ------
  Net increase
     (decrease)........      --        --         40          15          18         (7)
                           ====       ===        ===        ====      ======     ======

GROUP 4 POLICIES
Units issued...........     166       172         98         114         155        180
Units redeemed.........     (34)      (26)       (70)        (63)       (103)      (101)
                           ----       ---        ---        ----      ------     ------
  Net increase
     (decrease)........     132       146         28          51          52         79
                           ====       ===        ===        ====      ======     ======




Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                      MAINSTAY VP
                                MAINSTAY VP          CONSERVATIVE           MAINSTAY VP           MAINSTAY VP
          MAINSTAY VP         COMMON STOCK--         ALLOCATION--          CONVERTIBLE--        FLOATING RATE--
        CASH MANAGEMENT        INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007     2006(A)      2007       2006       2007       2006
      ----------------------------------------------------------------------------------------------------------


        3,630      1,541       193        250        48         93          61         55          42      124
       (2,099)    (2,678)     (309)      (381)      (30)        (1)        (70)       (91)     (2,306)     (14)
       ------     ------      ----       ----       ---         --        ----       ----      ------      ---
        1,531     (1,137)     (116)      (131)       18         92          (9)       (36)     (2,264)     110
       ======     ======      ====       ====       ===         ==        ====       ====      ======      ===


        2,104      1,862       327        418        15         23         138        173          34      107
       (1,536)    (2,459)     (447)      (479)       (2)        --        (181)      (210)        (23)     (27)
       ------     ------      ----       ----       ---         --        ----       ----      ------      ---
          568       (597)     (120)       (61)       13         23         (43)       (37)         11       80
       ======     ======      ====       ====       ===         ==        ====       ====      ======      ===


        9,361      3,708        17         17        --         --           8          4          37       59
       (1,820)    (2,610)       (7)        (2)       --         --          (2)        (3)         (2)      --
       ------     ------      ----       ----       ---         --        ----       ----      ------      ---
        7,541      1,098        10         15        --         --           6          1          35       59
       ======     ======      ====       ====       ===         ==        ====       ====      ======      ===


        4,460      3,823       120        129        63         24         120        129         146      184
       (1,254)    (4,596)      (49)       (53)       (6)        (1)        (58)       (81)        (88)     (20)
       ------     ------      ----       ----       ---         --        ----       ----      ------      ---
        3,206       (773)       71         76        57         23          62         48          58      164
       ======     ======      ====       ====       ===         ==        ====       ====      ======      ===


--------------------------------------------------------------------------------








                                                    MAINSTAY VP           MAINSTAY VP
                              MAINSTAY VP             GROWTH              HIGH YIELD
                             GOVERNMENT--          ALLOCATION--        CORPORATE BOND--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2007       2006       2007     2006(A)      2007       2006
                          --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........      48          55       341        256         168        197
Units redeemed.........     (80)       (202)      (69)        (7)       (300)      (274)
                            ---        ----       ---        ---        ----       ----
  Net increase
     (decrease)........     (32)       (147)      272        249        (132)       (77)
                            ===        ====       ===        ===        ====       ====

GROUP 2 POLICIES
Units issued...........      49          66       177        191         160        194
Units redeemed.........     (70)        (88)      (45)        (8)       (203)      (219)
                            ---        ----       ---        ---        ----       ----
  Net increase
     (decrease)........     (21)        (22)      132        183         (43)       (25)
                            ===        ====       ===        ===        ====       ====

GROUP 3 POLICIES
Units issued...........       2          17        --         --          44         33
Units redeemed.........      (1)         (2)       --         --          (4)        (5)
                            ---        ----       ---        ---        ----       ----
  Net increase
     (decrease)........       1          15        --         --          40         28
                            ===        ====       ===        ===        ====       ====

GROUP 4 POLICIES
Units issued...........      68          82       406        244         416        385
Units redeemed.........     (55)        (40)      (67)       (18)       (203)      (164)
                            ---        ----       ---        ---        ----       ----
  Net increase
     (decrease)........      13          42       339        226         213        221
                            ===        ====       ===        ===        ====       ====




Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









          MAINSTAY VP                                 MAINSTAY VP           MAINSTAY VP
          ICAP SELECT           MAINSTAY VP          INTERNATIONAL           LARGE CAP
           EQUITY--          INCOME & GROWTH--         EQUITY--              GROWTH--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


        316          50         10        75         151        244        209         82
        (28)        (29)      (262)      (11)       (119)      (167)       (66)       (47)
        ---        ----       ----       ---        ----       ----       ----       ----
        288          21       (252)       64          32         77        143         35
        ===        ====       ====       ===        ====       ====       ====       ====


        471          60         33        59         191        263        180        226
        (75)       (108)      (444)      (71)       (103)       (82)      (174)      (258)
        ---        ----       ----       ---        ----       ----       ----       ----
        396         (48)      (411)      (12)         88        181          6        (32)
        ===        ====       ====       ===        ====       ====       ====       ====


         18          --          1        --          --         --         17          3
         (2)         --         (8)       --          --         --         (2)        (6)
        ---        ----       ----       ---        ----       ----       ----       ----
         16          --         (7)       --          --         --         15         (3)
        ===        ====       ====       ===        ====       ====       ====       ====


        353          51         36        50         332        366        162        111
        (34)        (21)      (184)      (20)        (94)       (68)       (38)       (30)
        ---        ----       ----       ---        ----       ----       ----       ----
        319          30       (148)       30         238        298        124         81
        ===        ====       ====       ===        ====       ====       ====       ====


--------------------------------------------------------------------------------








                              MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                MID CAP               MID CAP               MID CAP
                                CORE--               GROWTH--               VALUE--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........      89        187          77        156         85        113
Units redeemed.........     (89)       (74)       (129)      (116)      (130)      (126)
                            ---        ---        ----       ----       ----       ----
  Net increase
     (decrease)........      --        113         (52)        40        (45)       (13)
                            ===        ===        ====       ====       ====       ====

GROUP 2 POLICIES
Units issued...........      79        110          99        169        104        142
Units redeemed.........     (54)       (52)       (111)      (105)      (139)      (148)
                            ---        ---        ----       ----       ----       ----
  Net increase
     (decrease)........      25         58         (12)        64        (35)        (6)
                            ===        ===        ====       ====       ====       ====

GROUP 3 POLICIES
Units issued...........      --         --          --         --         --         --
Units redeemed.........      --         --          --         --         --         --
                            ---        ---        ----       ----       ----       ----
  Net increase
     (decrease)........      --         --          --         --         --         --
                            ===        ===        ====       ====       ====       ====

GROUP 4 POLICIES
Units issued...........     233        221         273        350        242        299
Units redeemed.........     (74)       (63)       (127)      (137)      (150)      (144)
                            ---        ---        ----       ----       ----       ----
  Net increase
     (decrease)........     159        158         146        213         92        155
                            ===        ===        ====       ====       ====       ====




Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








          MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
           MODERATE         MODERATE GROWTH         S&P 500            SMALL CAP          MAINSTAY VP         MAINSTAY VP
         ALLOCATION--        ALLOCATION--           INDEX--            GROWTH--         TOTAL RETURN--          VALUE--
         INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
      ------------------  ------------------  ------------------  ------------------  ------------------  ------------------
        2007     2006(A)    2007     2006(A)    2007       2006     2007       2006     2007       2006     2007       2006
      ----------------------------------------------------------------------------------------------------------------------


        273        177      379        427        429        539      50         65      195        241      172        210
        (56)        (5)     (83)       (10)      (675)      (825)   (132)       (60)    (320)      (359)    (262)      (289)
        ---        ---      ---        ---     ------     ------    ----       ----     ----       ----     ----       ----
        217        172      296        417       (246)      (286)    (82)         5     (125)      (118)     (90)       (79)
        ===        ===      ===        ===     ======     ======    ====       ====     ====       ====     ====       ====


        111        183      249        268        820      1,047      80        118      168        208      158        198
        (23)        (4)     (29)        (7)    (1,005)    (1,207)   (112)      (184)    (237)      (232)    (198)      (214)
        ---        ---      ---        ---     ------     ------    ----       ----     ----       ----     ----       ----
         88        179      220        261       (185)      (160)    (32)       (66)     (69)       (24)     (40)       (16)
        ===        ===      ===        ===     ======     ======    ====       ====     ====       ====     ====       ====


         --         --       --         --         68        201      --         --        6          5       10         15
         --         --       --         --         (9)        (7)     --         --       (2)        --       (3)       (68)
        ---        ---      ---        ---     ------     ------    ----       ----     ----       ----     ----       ----
         --         --       --         --         59        194      --         --        4          5        7        (53)
        ===        ===      ===        ===     ======     ======    ====       ====     ====       ====     ====       ====


        219        148      402        284        650        736     183        220       69         80      166        163
        (25)        (6)     (65)       (18)      (373)      (475)   (137)      (122)     (45)       (41)     (77)       (67)
        ---        ---      ---        ---     ------     ------    ----       ----     ----       ----     ----       ----
        194        142      337        266        277        261      46         98       24         39       89         96
        ===        ===      ===        ===     ======     ======    ====       ====     ====       ====     ====       ====


--------------------------------------------------------------------------------







                                                       ALGER               AMERICAN
                            ALGER AMERICAN           AMERICAN             CENTURY VP
                               LEVERAGED               SMALL               INFLATION
                               ALL CAP--         CAPITALIZATION--        PROTECTION--
                            CLASS O SHARES        CLASS O SHARES           CLASS II
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

GROUP 1 POLICIES
Units issued............     --         --         117        177        --         --
Units redeemed..........     --         --        (255)      (184)       --         --
                             --         --        ----       ----        --         --
  Net increase
     (decrease).........     --         --        (138)        (7)       --         --
                             ==         ==        ====       ====        ==         ==

GROUP 2 POLICIES
Units issued............     --         --         160        252        --         --
Units redeemed..........     --         --        (242)      (230)       --         --
                             --         --        ----       ----        --         --
  Net increase
     (decrease).........     --         --         (82)        22        --         --
                             ==         ==        ====       ====        ==         ==

GROUP 3 POLICIES
Units issued............     13          5           8         21         5          2
Units redeemed..........     (2)        --         (44)       (44)       (2)        --
                             --         --        ----       ----        --         --
  Net increase
     (decrease).........     11          5         (36)       (23)        3          2
                             ==         ==        ====       ====        ==         ==

GROUP 4 POLICIES
Units issued............     --         --         103        138        --         --
Units redeemed..........     --         --         (43)       (35)       --         --
                             --         --        ----       ----        --         --
  Net increase
     (decrease).........     --         --          60        103        --         --
                             ==         ==        ====       ====        ==         ==




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








           AMERICAN              AMERICAN             CVS CALVERT           DREYFUS IP            DREYFUS VIF
          CENTURY VP            CENTURY VP              SOCIAL              TECHNOLOGY            DEVELOPING
        INTERNATIONAL--           VALUE--              BALANCED              GROWTH--              LEADERS--
           CLASS II              CLASS II              PORTFOLIO          INITIAL SHARES        INITIAL SHARES
      ------------------    ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006       2007       2006
      ----------------------------------------------------------------------------------------------------------


         --         --         --         --         10         12         60         56         --         --
         --         --         --         --        (16)       (12)       (48)       (54)        --         --
         --         --        ---         --        ---        ---        ---        ---         --         --
         --         --         --         --         (6)        --         12          2         --         --
         ==         ==        ===         ==        ===        ===        ===        ===         ==         ==


         --         --         --         --         20         26         41         53         --         --
         --         --         --         --        (26)       (29)       (45)       (46)        --         --
         --         --        ---         --        ---        ---        ---        ---         --         --
         --         --         --         --         (6)        (3)        (4)         7         --         --
         ==         ==        ===         ==        ===        ===        ===        ===         ==         ==


         38         80         11         64         --         --          6          8         33         35
         (6)        (1)       (43)        (2)        --         --         (1)        (1)        (5)        (1)
         --         --        ---         --        ---        ---        ---        ---         --         --
         32         79        (32)        62         --         --          5          7         28         34
         ==         ==        ===         ==        ===        ===        ===        ===         ==         ==


         --         --         --         --         17         25         86         99         --         --
         --         --         --         --        (23)       (13)       (48)       (48)        --         --
         --         --        ---         --        ---        ---        ---        ---         --         --
         --         --         --         --         (6)        12         38         51         --         --
         ==         ==        ===         ==        ===        ===        ===        ===         ==         ==


--------------------------------------------------------------------------------








                              FIDELITY(R)           FIDELITY(R)
                                  VIP                   VIP               FIDELITY(R)
                            CONTRAFUND(R)--       EQUITY-INCOME--        VIP GROWTH--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........      268        368        128        247        --         --
Units redeemed.........     (389)      (434)      (183)      (205)       --         --
                            ----       ----       ----       ----        --         --
  Net increase
     (decrease)........     (121)       (66)       (55)        42        --         --
                            ====       ====       ====       ====        ==         ==

GROUP 2 POLICIES
Units issued...........      391        491        151        227        --         --
Units redeemed.........     (465)      (463)      (189)      (178)       --         --
                            ----       ----       ----       ----        --         --
  Net increase
     (decrease)........      (74)        28        (38)        49        --         --
                            ====       ====       ====       ====        ==         ==

GROUP 3 POLICIES
Units issued...........      102         95         89         63        63         73
Units redeemed.........      (50)        (5)        (4)        (2)       (2)        (1)
                            ----       ----       ----       ----        --         --
  Net increase
     (decrease)........       52         90         85         61        61         72
                            ====       ====       ====       ====        ==         ==

GROUP 4 POLICIES
Units issued...........      572        586        286        305        --         --
Units redeemed.........     (202)      (171)      (104)      (113)       --         --
                            ----       ----       ----       ----        --         --
  Net increase
     (decrease)........      370        415        182        192        --         --
                            ====       ====       ====       ====        ==         ==




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                                                  JANUS ASPEN
          FIDELITY(R)         FIDELITY(R) VIP                               FIDELITY(R)             SERIES
              VIP               INVESTMENT            FIDELITY(R)               VIP               BALANCED--
          INDEX 500--          GRADE BOND--          VIP MID CAP--          OVERSEAS--           INSTITUTIONAL
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS            SHARES
      ------------------    ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006       2007       2006
      ----------------------------------------------------------------------------------------------------------


         --         --         --         --         --         --         --         --         162        217
         --         --         --         --         --         --         --         --        (310)      (310)
         --         --         --         --        ---        ---         --         --        ----       ----
         --         --         --         --         --         --         --         --        (148)       (93)
         ==         ==         ==         ==        ===        ===         ==         ==        ====       ====


         --         --         --         --         --         --         --         --         507        640
         --         --         --         --         --         --         --         --        (677)      (819)
         --         --         --         --        ---        ---         --         --        ----       ----
         --         --         --         --         --         --         --         --        (170)      (179)
         ==         ==         ==         ==        ===        ===         ==         ==        ====       ====


         70         12         32         18         28         20         80         35          16          8
         (4)        (6)        (3)        (1)       (41)       (25)        (3)        (2)         (9)        (3)
         --         --         --         --        ---        ---         --         --        ----       ----
         66          6         29         17        (13)        (5)        77         33           7          5
         ==         ==         ==         ==        ===        ===         ==         ==        ====       ====


         --         --         --         --         --         --         --         --         245        266
         --         --         --         --         --         --         --         --        (146)      (129)
         --         --         --         --        ---        ---         --         --        ----       ----
         --         --         --         --         --         --         --         --          99        137
         ==         ==         ==         ==        ===        ===         ==         ==        ====       ====


--------------------------------------------------------------------------------







                               JANUS ASPEN           JANUS ASPEN
                                 SERIES                SERIES
                                 MID CAP              WORLDWIDE              MFS(R)
                                GROWTH--              GROWTH--              INVESTORS
                              INSTITUTIONAL         INSTITUTIONAL        TRUST SERIES--
                                 SHARES                SHARES             INITIAL CLASS
                           ------------------    ------------------    ------------------
                             2007       2006       2007       2006       2007       2006
                           --------------------------------------------------------------

GROUP 1 POLICIES
Units issued............      --         --         274        373        --         --
Units redeemed..........      --         --        (401)      (575)       --         --
                              --         --        ----       ----        --         --
  Net increase
     (decrease).........      --         --        (127)      (202)       --         --
                              ==         ==        ====       ====        ==         ==

GROUP 2 POLICIES
Units issued............      --         --         582        808        --         --
Units redeemed..........      --         --        (773)      (971)       --         --
                              --         --        ----       ----        --         --
  Net increase
     (decrease).........      --         --        (191)      (163)       --         --
                              ==         ==        ====       ====        ==         ==

GROUP 3 POLICIES
Units issued............       8          8          21         39         9         --
Units redeemed..........      (1)        --          (4)        (6)       --         --
                              --         --        ----       ----        --         --
  Net increase
     (decrease).........       7          8          17         33         9         --
                              ==         ==        ====       ====        ==         ==

GROUP 4 POLICIES
Units issued............      --         --         135        152        --         --
Units redeemed..........      --         --         (67)       (66)       --         --
                              --         --        ----       ----        --         --
  Net increase
     (decrease).........      --         --          68         86        --         --
                              ==         ==        ====       ====        ==         ==




Not all investment divisions are available under all policies.

(b) For the period March 23, 2006 (Commencement of Investments) through December 31, 2006.

(c) For Group 3 Policies, represents the period October 16, 2007 (Commencement of Investments) through December 31, 2007.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                                                                       NEUBERGER
                                                                      BERMAN AMT
            MFS(R)              MFS(R)              MFS(R)              MID-CAP              PIMCO               PIMCO
         NEW DISCOVERY         RESEARCH            UTILITIES            GROWTH           GLOBAL BOND--      LOW DURATION--
           SERIES--            SERIES--            SERIES--           PORTFOLIO--       ADMINISTRATIVE      ADMINISTRATIVE
         INITIAL CLASS       INITIAL CLASS       INITIAL CLASS          CLASS I          CLASS SHARES        CLASS SHARES
      ------------------  ------------------  ------------------  ------------------  ------------------  ------------------
        2007       2006     2007       2006     2007       2006     2007       2006     2007     2006(B)  2007(C)      2006
      ----------------------------------------------------------------------------------------------------------------------


         --         --       --         --       --         --       --         --       --         --       --         --
         --         --       --         --       --         --       --         --       --         --       --         --
         --         --       --         --       --         --       --         --       --         --       --         --
         --         --       --         --       --         --       --         --       --         --       --         --
         ==         ==       ==         ==       ==         ==       ==         ==       ==         ==       ==         ==


         --         --       --         --       --         --       --         --       --         --       --         --
         --         --       --         --       --         --       --         --       --         --       --         --
         --         --       --         --       --         --       --         --       --         --       --         --
         --         --       --         --       --         --       --         --       --         --       --         --
         ==         ==       ==         ==       ==         ==       ==         ==       ==         ==       ==         ==


         30          2        9         --       42          6        4          1        5         --       --         --
         --         --       --         --       (1)        --       --         (1)      (1)        --       --         --
         --         --       --         --       --         --       --         --       --         --       --         --
         30          2        9         --       41          6        4         --        4         --       --         --
         ==         ==       ==         ==       ==         ==       ==         ==       ==         ==       ==         ==


         --         --       --         --       --         --       --         --       --         --       --         --
         --         --       --         --       --         --       --         --       --         --       --         --
         --         --       --         --       --         --       --         --       --         --       --         --
         --         --       --         --       --         --       --         --       --         --       --         --
         ==         ==       ==         ==       ==         ==       ==         ==       ==         ==       ==         ==


--------------------------------------------------------------------------------








                              PIMCO                 PIMCO
                          REAL RETURN--        TOTAL RETURN--        ROYCE MICRO-CAP       ROYCE SMALL-CAP
                         ADMINISTRATIVE        ADMINISTRATIVE          PORTFOLIO--           PORTFOLIO--
                          CLASS SHARES          CLASS SHARES        INVESTMENT CLASS      INVESTMENT CLASS
                       ------------------    ------------------    ------------------    ------------------
                         2007       2006       2007       2006       2007       2006       2007       2006
                       ------------------------------------------------------------------------------------

GROUP 1 POLICIES
Units issued........      --         --         --         --         78        107         67         49
Units redeemed......      --         --         --         --        (16)        (8)        (9)        (4)
                          --         --         --         --        ---        ---        ---         --
  Net increase
     (decrease).....      --         --         --         --         62         99         58         45
                          ==         ==         ==         ==        ===        ===        ===         ==

GROUP 2 POLICIES
Units issued........      --         --         --         --         67        125         59         82
Units redeemed......      --         --         --         --        (21)        (6)        (9)        (4)
                          --         --         --         --        ---        ---        ---         --
  Net increase
     (decrease).....      --         --         --         --         46        119         50         78
                          ==         ==         ==         ==        ===        ===        ===         ==

GROUP 3 POLICIES
Units issued........       9         --         36          1         --          3         --         --
Units redeemed......      (1)        --         --         --         --         --         --         --
                          --         --         --         --        ---        ---        ---         --
  Net increase
     (decrease).....       8         --         36          1         --          3         --         --
                          ==         ==         ==         ==        ===        ===        ===         ==

GROUP 4 POLICIES
Units issued........      --         --         --         --        130        142         97         68
Units redeemed......      --         --         --         --        (27)       (11)       (17)        (7)
                          --         --         --         --        ---        ---        ---         --
  Net increase
     (decrease).....      --         --         --         --        103        131         80         61
                          ==         ==         ==         ==        ===        ===        ===         ==




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                                          VAN KAMPEN          VAN KAMPEN
                             T. ROWE PRICE          VAN ECK                              UIF EMERGING        UIF EMERGING
         T. ROWE PRICE       LIMITED-TERM          WORLDWIDE            VAN ECK             MARKETS             MARKETS
         EQUITY INCOME           BOND              ABSOLUTE            WORLDWIDE            DEBT--             EQUITY--
           PORTFOLIO           PORTFOLIO            RETURN            HARD ASSETS           CLASS I             CLASS I
      ------------------  ------------------  ------------------  ------------------  ------------------  ------------------
        2007       2006     2007       2006     2007       2006     2007       2006     2007       2006     2007       2006
      ----------------------------------------------------------------------------------------------------------------------


         175        176      --         --       --         --      278        328       --         --        89        179
        (109)      (118)     --         --       --         --      (48)       (27)      --         --      (117)      (142)
        ----       ----      --         --       --         --      ---        ---       --         --      ----       ----
          66         58      --         --       --         --      230        301       --         --       (28)        37
        ====       ====      ==         ==       ==         ==      ===        ===       ==         ==      ====       ====


         206        238      --         --       --         --      206        269       --         --       103        211
        (193)      (204)     --         --       --         --      (33)       (18)      --         --       (91)      (103)
        ----       ----      --         --       --         --      ---        ---       --         --      ----       ----
          13         34      --         --       --         --      173        251       --         --        12        108
        ====       ====      ==         ==       ==         ==      ===        ===       ==         ==      ====       ====


          66         24       7          5       28         17        9         20       15          4        10         30
          (9)       (10)     (3)        --       (1)        --       (2)        (1)      (1)        --        (1)        (1)
        ----       ----      --         --       --         --      ---        ---       --         --      ----       ----
          57         14       4          5       27         17        7         19       14          4         9         29
        ====       ====      ==         ==       ==         ==      ===        ===       ==         ==      ====       ====


         397        404      --         --       --         --      391        305       --         --       152        164
        (149)      (125)     --         --       --         --      (56)       (25)      --         --       (53)       (44)
        ----       ----      --         --       --         --      ---        ---       --         --      ----       ----
         248        279      --         --       --         --      335        280       --         --        99        120
        ====       ====      ==         ==       ==         ==      ===        ===       ==         ==      ====       ====


--------------------------------------------------------------------------------







                           VAN KAMPEN
                            UIF U.S.
                              REAL
                            ESTATE--
                             CLASS I
                       ------------------
                         2007       2006
                       ------------------

GROUP 1 POLICIES
Units issued........      --         --
Units redeemed......      --         --
                          --         --
  Net increase
     (decrease).....      --         --
                          ==         ==

GROUP 2 POLICIES
Units issued........      --         --
Units redeemed......      --         --
                          --         --
  Net increase
     (decrease).....      --         --
                          ==         ==

GROUP 3 POLICIES
Units issued........      28         12
Units redeemed......      (1)        (1)
                          --         --
  Net increase
     (decrease).....      27         11
                          ==         ==

GROUP 4 POLICIES
Units issued........      --         --
Units redeemed......      --         --
                          --         --
  Net increase
     (decrease).....      --         --
                          ==         ==




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2007, 2006, 2005, 2004 and 2003:





                                              MAINSTAY VP
                                              BALANCED--                              MAINSTAY VP
                                             INITIAL CLASS                        BOND--INITIAL CLASS
                                     ----------------------------  ------------------------------------------------
                                       2007      2006      2005      2007      2006      2005      2004      2003
                                     ------------------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $3,477    $9,094    $7,562    $13,105   $12,712   $13,134   $13,637   $14,432
Units Outstanding..................      294       785       718        623       639       686       722       790
Variable Accumulation Unit Value...   $11.82    $11.58    $10.53    $ 21.03   $ 19.89   $ 19.15   $ 18.88   $ 18.26
Total Return.......................     2.1%      9.9%      5.3%       5.8%      3.8%      1.5%      3.4%      3.8%
Investment Income Ratio............     1.9%      2.1%      1.4%       3.7%      1.2%      3.2%      3.4%      4.1%

GROUP 2 POLICIES(b)
Net Assets.........................   $1,922    $1,618    $1,092    $10,731   $10,257   $10,207   $ 9,680   $ 8,491
Units Outstanding..................      162       139       103        686       695       718       694       630
Variable Accumulation Unit Value...   $11.89    $11.62    $10.55    $ 15.65   $ 14.76   $ 14.19   $ 13.96   $ 13.48
Total Return.......................     2.3%     10.1%      5.5%       6.0%      4.0%      1.7%      3.6%      4.0%
Investment Income Ratio............     2.4%      2.1%      2.4%       3.6%      1.2%      3.3%      3.8%      4.3%

GROUP 3 POLICIES
Net Assets.........................   $   --    $   --    $   --    $ 1,170   $   589   $   379   $   528   $   292
Units Outstanding..................       --        --        --         86        46        31        44        25
Variable Accumulation Unit Value...   $   --    $   --    $   --    $ 13.60   $ 12.77   $ 12.21   $ 11.95   $ 11.48
Total Return.......................       --        --        --       6.5%      4.6%      2.2%      4.1%      4.5%
Investment Income Ratio............       --        --        --       4.4%      1.7%      3.1%      4.4%      5.2%

GROUP 4 POLICIES
Net Assets.........................   $4,525    $2,846    $1,040    $ 5,345   $ 4,651   $ 3,851   $ 2,747   $ 1,614
Units Outstanding..................      375       243        97        402       374       323       236       144
Variable Accumulation Unit Value...   $12.05    $11.72    $10.58    $ 13.27   $ 12.45   $ 11.91   $ 11.66   $ 11.20
Total Return.......................     2.8%     10.7%      5.8%       6.5%      4.5%      2.2%      4.1%      4.5%
Investment Income Ratio............     2.6%      2.6%      2.4%       3.7%      1.3%      3.6%      4.4%      5.4%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                         MAINSTAY VP                                       MAINSTAY VP
             CAPITAL APPRECIATION--INITIAL CLASS                         CASH MANAGEMENT
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $168,430  $164,993  $171,702  $174,254  $171,100   $15,062   $12,191   $13,394   $15,071   $16,841
         6,895     7,540     8,138     8,889     9,027     9,719     8,188     9,325    10,726    12,004
      $  24.43  $  21.89  $  21.11  $  19.60  $  18.95   $  1.55   $  1.49   $  1.44   $  1.41   $  1.40
         11.6%      3.7%      7.7%      3.4%     26.1%      4.1%      3.9%      2.2%      0.1%        --
          0.1%      0.4%        --      0.3%      0.2%      4.7%      4.5%      2.8%      0.8%      0.7%


      $ 60,491  $ 57,500  $ 57,246  $ 53,193  $ 46,871   $11,840   $10,665   $10,937   $11,507   $13,640
         6,509     6,922     7,159     7,176     6,553     9,549     8,981     9,578    10,323    12,279
      $   9.29  $   8.31  $   8.00  $   7.41  $   7.15   $  1.24   $  1.19   $  1.14   $  1.11   $  1.11
         11.8%      3.9%      7.9%      3.6%     26.4%      4.3%      4.1%      2.4%      0.3%      0.2%
          0.1%      0.4%        --      0.3%      0.2%      4.7%      4.5%      2.9%      0.8%      0.7%


      $    462  $    226  $    287  $    249  $    171   $13,676   $ 4,592   $ 3,214   $ 2,255   $ 1,680
            39        21        28        26        19    11,638     4,097     2,999     2,166     1,627
      $  11.99  $  10.67  $  10.21  $   9.42  $   9.05   $  1.18   $  1.12   $  1.07   $  1.04   $  1.03
         12.4%      4.4%      8.4%      4.2%     27.0%      4.8%      4.6%      3.0%      0.8%      0.7%
          0.4%      0.4%        --      0.3%      0.3%      4.5%      4.4%      2.9%      0.8%      0.7%


      $  8,000  $  6,488  $  5,305  $  3,823  $  1,868   $ 9,963   $ 5,943   $ 6,478   $ 4,412   $ 2,431
           594       542       463       362       184     8,603     5,397     6,170     4,317     2,399
      $  13.45  $  11.97  $  11.46  $  10.57  $  10.15   $  1.15   $  1.10   $  1.05   $  1.02   $  1.01
         12.4%      4.4%      8.4%      4.2%     27.0%      4.8%      4.6%      3.0%      0.8%      0.7%
          0.1%      0.4%        --      0.3%      0.3%      4.6%      4.5%      3.0%      0.9%      0.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                                                          MAINSTAY VP
                                                                                         CONSERVATIVE
                                                        MAINSTAY VP                      ALLOCATION--
                                                COMMON STOCK--INITIAL CLASS              INITIAL CLASS
                                     ------------------------------------------------  ----------------
                                       2007      2006      2005      2004      2003      2007     2006
                                     ------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $70,276   $71,216   $65,300   $65,117   $60,036   $1,264   $  990
Units Outstanding..................     2,017     2,133     2,264     2,413     2,450      110       92
Variable Accumulation Unit Value...   $ 34.85   $ 33.38   $ 28.86   $ 26.99   $ 24.50   $11.48   $10.75
Total Return.......................      4.4%     15.7%      6.9%     10.1%     25.5%     6.7%     7.5%
Investment Income Ratio............      1.2%      0.6%      1.0%      1.4%      1.1%     2.8%     1.9%

GROUP 2 POLICIES(b)
Net Assets.........................   $37,367   $37,206   $32,781   $30,884   $25,743   $  416   $  243
Units Outstanding..................     2,829     2,949     3,010     3,038     2,794       36       23
Variable Accumulation Unit Value...   $ 13.21   $ 12.62   $ 10.89   $ 10.16   $  9.21   $11.40   $10.65
Total Return.......................      4.6%     15.9%      7.1%     10.3%     25.7%     7.0%     6.5%
Investment Income Ratio............      1.2%      0.6%      1.0%      1.5%      1.2%     3.2%     2.9%

GROUP 3 POLICIES
Net Assets.........................   $   880   $   712   $   437   $   342   $   181   $   --   $   --
Units Outstanding..................        65        55        40        33        20       --       --
Variable Accumulation Unit Value...   $ 13.51   $ 12.85   $ 11.03   $ 10.25   $  9.24   $   --   $   --
Total Return.......................      5.1%     16.5%      7.7%     10.9%     26.4%       --       --
Investment Income Ratio............      1.3%      0.7%      1.1%      1.8%      1.5%       --       --

GROUP 4 POLICIES
Net Assets.........................   $ 7,761   $ 6,331   $ 4,474   $ 3,337   $ 1,665   $  961   $  245
Units Outstanding..................       502       431       355       285       158       80       23
Variable Accumulation Unit Value...   $ 15.46   $ 14.70   $ 12.62   $ 11.72   $ 10.57   $11.51   $10.71
Total Return.......................      5.1%     16.5%      7.7%     10.9%     26.4%     7.5%     7.1%
Investment Income Ratio............      1.3%      0.6%      1.1%      1.8%      1.5%     4.1%     2.7%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                 MAINSTAY VP
                         MAINSTAY VP                           FLOATING RATE--
                 CONVERTIBLE--INITIAL CLASS                     INITIAL CLASS
      ------------------------------------------------  ----------------------------
        2007      2006      2005      2004      2003      2007      2006      2005
      ------------------------------------------------------------------------------


       $12,342   $11,002   $10,737   $11,056   $ 9,403   $2,345    $26,514   $24,081
           503       512       548       597       535      216      2,480     2,370
       $ 24.52   $ 21.50   $ 19.60   $ 18.52   $ 17.58   $10.89    $ 10.69   $ 10.16
         14.1%      9.6%      5.9%      5.4%     21.4%     1.8%       5.2%      1.6%
          2.3%      2.3%      1.5%      2.1%      2.5%     6.6%       6.3%      4.7%


       $21,168   $19,175   $17,963   $16,830   $14,680   $1,619    $ 1,472   $   594
         1,221     1,264     1,301     1,293     1,191      148        137        57
       $ 17.34   $ 15.17   $ 13.81   $ 13.02   $ 12.33   $10.95    $ 10.73   $ 10.18
         14.3%      9.9%      6.1%      5.6%     21.6%     2.0%       5.5%      1.8%
          2.3%      2.4%      1.6%      2.1%      2.5%     6.5%       6.4%      5.1%


       $   481   $   331   $   287   $   259   $   209   $1,000    $   611   $    --
            29        23        22        21        18       94         59        --
       $ 16.60   $ 14.45   $ 13.09   $ 12.27   $ 11.57   $10.61    $ 10.34   $    --
         14.9%     10.4%      6.6%      6.1%     22.2%     2.6%       3.4%        --
          2.5%      2.6%      1.7%      2.2%      2.8%     6.5%       5.9%        --


       $ 8,552   $ 6,526   $ 5,298   $ 3,837   $ 1,791   $2,827    $ 2,131   $   340
           510       448       400       310       153      255        197        33
       $ 16.75   $ 14.58   $ 13.21   $ 12.39   $ 11.67   $11.10    $ 10.82   $ 10.21
         14.9%     10.4%      6.6%      6.1%     22.2%     2.6%       6.0%      2.1%
          2.3%      2.6%      1.8%      2.5%      3.5%     6.5%       6.1%      4.5%

                         MAINSTAY VP
                  GOVERNMENT--INITIAL CLASS
      ------------------------------------------------
        2007      2006      2005      2004      2003
      ------------------------------------------------

       $8,394    $8,512    $10,877   $11,676   $12,095
          428       460        607       662       704
       $19.62    $18.52    $ 17.92   $ 17.63   $ 17.18
         5.9%      3.3%       1.7%      2.6%      1.2%
         4.9%      0.8%       3.1%      4.1%      4.3%

       $6,014    $5,969    $ 6,082   $ 5,839   $ 5,949
          396       417        439       431       451
       $15.19    $14.31    $ 13.82   $ 13.56   $ 13.19
         6.2%      3.5%       1.9%      2.8%      1.4%
         4.9%      1.0%       3.3%      4.2%      4.3%

       $  414    $  377    $   185   $   165   $   120
           32        31         16        14        11
       $13.01    $12.20    $ 11.72   $ 11.45   $ 11.08
         6.7%      4.1%       2.4%      3.3%      1.9%
         4.9%      1.7%       3.3%      4.6%      4.5%

       $4,028    $3,574    $ 2,952   $ 2,413   $ 1,656
          312       299        257       215       152
       $12.77    $11.97    $ 11.50   $ 11.24   $ 10.87
         6.7%      4.0%       2.4%      3.3%      1.9%
         4.9%      1.1%       3.4%      4.8%      5.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                         MAINSTAY VP
                                           GROWTH                           MAINSTAY VP
                                        ALLOCATION--                        HIGH YIELD
                                        INITIAL CLASS              CORPORATE BOND--INITIAL CLASS
                                     ------------------  ------------------------------------------------
                                       2007      2006      2007      2006      2005      2004      2003
                                     --------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $6,400    $2,781    $52,218   $55,006   $51,635   $53,870   $47,585
Units Outstanding..................      521       249      1,848     1,980     2,057     2,203     2,179
Variable Accumulation Unit Value...   $12.25    $11.17    $ 28.25   $ 27.81   $ 24.99   $ 24.45   $ 21.84
Total Return.......................     9.6%     11.7%       1.6%     11.2%      2.2%     11.9%     35.4%
Investment Income Ratio............     1.5%      1.4%       6.5%      2.0%      6.0%      7.6%      8.3%

GROUP 2 POLICIES(b)
Net Assets.........................   $3,803    $2,018    $27,662   $27,950   $25,483   $24,317   $18,335
Units Outstanding..................      315       183      1,521     1,564     1,589     1,554     1,314
Variable Accumulation Unit Value...   $12.10    $11.02    $ 18.19   $ 17.87   $ 16.03   $ 15.65   $ 13.95
Total Return.......................     9.9%     10.2%       1.8%     11.5%      2.4%     12.2%     35.7%
Investment Income Ratio............     1.3%      1.6%       6.6%      2.0%      5.9%      7.6%      8.6%

GROUP 3 POLICIES
Net Assets.........................   $   --    $   --    $ 1,901   $ 1,125   $   558   $   544   $   411
Units Outstanding..................       --        --        102        62        34        34        29
Variable Accumulation Unit Value...   $   --    $   --    $ 18.62   $ 18.20   $ 16.25   $ 15.78   $ 14.00
Total Return.......................       --        --       2.3%     12.0%      2.9%     12.7%     36.4%
Investment Income Ratio............       --        --       7.5%      2.9%      6.0%      6.5%      7.6%

GROUP 4 POLICIES
Net Assets.........................   $6,916    $2,507    $24,110   $19,819   $14,260   $ 8,986   $ 3,601
Units Outstanding..................      565       226      1,354     1,141       920       597       270
Variable Accumulation Unit Value...   $12.22    $11.07    $ 17.77   $ 17.37   $ 15.50   $ 15.06   $ 13.36
Total Return.......................    10.4%     10.7%       2.3%     12.0%      2.9%     12.7%     36.4%
Investment Income Ratio............     1.6%      1.7%       7.0%      2.2%      7.0%      9.5%     11.0%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                         MAINSTAY VP                                       MAINSTAY VP
              ICAP SELECT EQUITY--INITIAL CLASS                  INCOME & GROWTH--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $ 7,024   $2,833    $2,171    $1,805    $1,238      $--     $2,963    $1,909    $1,780    $1,371
           504      216       195       171       130       --        252       188       183       157
       $ 13.92   $13.12    $11.07    $10.57    $ 9.56      $--     $11.77    $10.14    $ 9.75    $ 8.72
          6.1%    18.5%      4.7%     10.6%     27.1%       --      16.0%      4.0%     11.9%     27.8%
          0.6%     0.3%      1.0%      1.1%      0.9%       --       0.8%      1.2%      1.9%      1.9%


       $12,629   $6,304    $5,881    $5,346    $4,035      $--     $5,062    $4,480    $4,141    $3,183
           845      449       497       474       396       --        411       423       407       351
       $ 14.94   $14.05    $11.83    $11.28    $10.18      $--     $12.31    $10.59    $10.16    $ 9.07
          6.3%    18.7%      4.9%     10.8%     27.3%       --      16.3%      4.2%     12.1%     28.1%
          0.6%     0.3%      1.0%      1.1%      1.0%       --       0.6%      1.2%      1.9%      1.6%


       $   425   $  165    $  132    $  118    $   63      $--     $  108    $   92    $   91    $  350
            27       11        11        10         6       --          7         7         8        33
       $ 15.81   $14.80    $12.40    $11.76    $10.56      $--     $14.50    $12.41    $11.86    $10.52
          6.9%    19.3%      5.4%     11.4%     27.9%       --      16.8%      4.7%     12.7%     28.7%
          0.6%     0.3%      0.9%      1.0%      1.3%       --       0.6%      1.1%      0.7%      1.8%


       $ 7,866   $2,594    $1,796    $1,234    $  407      $--     $2,272    $1,557    $  899    $  323
           493      174       144       104        38       --        148       118        72        29
       $ 15.92   $14.90    $12.49    $11.85    $10.64      $--     $15.36    $13.14    $12.55    $11.14
          6.9%    19.3%      5.4%     11.4%     27.9%       --      16.9%      4.7%     12.7%     28.7%
          0.7%     0.3%      1.0%      1.4%      1.4%       --       0.7%      1.4%      2.4%      2.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                        MAINSTAY VP
                                            INTERNATIONAL EQUITY--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $29,329   $27,357   $19,433   $13,646   $8,605
Units Outstanding..................     1,071     1,039       962       725      533
Variable Accumulation Unit Value...   $ 27.42   $ 26.32   $ 20.18   $ 18.82   $16.15
Total Return.......................      4.2%     30.4%      7.2%     16.5%    29.1%
Investment Income Ratio............      0.7%      0.3%      1.9%      1.1%     2.0%

GROUP 2 POLICIES(b)
Net Assets.........................   $18,672   $16,481   $10,159   $ 6,258   $3,310
Units Outstanding..................     1,099     1,011       830       540      334
Variable Accumulation Unit Value...   $ 16.98   $ 16.26   $ 12.44   $ 11.58   $ 9.92
Total Return.......................      4.4%     30.7%      7.5%     16.8%    29.4%
Investment Income Ratio............      0.7%      0.3%      2.0%      1.2%     2.3%

GROUP 3 POLICIES
Net Assets.........................   $    --   $    --   $    --   $    --   $   --
Units Outstanding..................        --        --        --        --       --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $   --
Total Return.......................        --        --        --        --       --
Investment Income Ratio............        --        --        --        --       --

GROUP 4 POLICIES
Net Assets.........................   $19,316   $13,667   $ 5,891   $ 2,665   $  526
Units Outstanding..................       924       686       388       190       44
Variable Accumulation Unit Value...   $ 20.89   $ 19.91   $ 15.16   $ 14.04   $11.96
Total Return.......................      4.9%     31.3%      8.0%     17.3%    30.0%
Investment Income Ratio............      0.7%      0.4%      2.2%      1.6%     3.4%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                         MAINSTAY VP                                       MAINSTAY VP
               LARGE CAP GROWTH--INITIAL CLASS                     MID CAP CORE--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $ 5,670   $ 3,636   $ 3,170   $ 3,483   $ 3,207   $13,177   $12,614   $9,347    $11,787   $7,136
           632       489       454       517       461       725       725      612        890      654
       $  8.97   $  7.44   $  6.99   $  6.74   $  6.95   $ 18.14   $ 17.40   $15.24    $ 13.25   $10.91
         20.5%      6.5%      3.6%     (3.0%)    27.2%      4.3%     14.1%    15.1%      21.4%    34.6%
            --      0.1%        --      0.2%      0.2%      0.4%        --     0.5%       0.6%     0.5%


       $15,653   $12,902   $12,396   $12,186   $12,283   $10,340   $ 9,451   $7,371    $ 3,914   $1,640
         1,279     1,273     1,305     1,332     1,305       559       534      476        292      149
       $ 12.24   $ 10.13   $  9.50   $  9.15   $  9.41   $ 18.50   $ 17.70   $15.48    $ 13.43   $11.04
         20.7%      6.7%      3.8%     (2.8%)    27.4%      4.5%     14.4%    15.3%      21.6%    34.8%
            --      0.1%        --      0.2%      0.2%      0.4%        --     0.7%       0.7%     0.6%


       $   487   $   242   $   255   $   214   $   191   $    --   $    --   $   --    $    --   $   --
            39        24        27        24        21        --        --       --         --       --
       $ 12.33   $ 10.16   $  9.48   $  9.08   $  9.30   $    --   $    --   $   --    $    --   $   --
         21.3%      7.2%      4.3%     (2.3%)    28.1%        --        --       --         --       --
            --      0.1%        --      0.3%      0.2%        --        --       --         --       --


       $ 5,106   $ 2,756   $ 1,710   $ 1,257   $   655   $13,563   $ 9,877   $5,976    $ 2,594   $  566
           363       239       158       122        62       680       521      363        183       49
       $ 13.97   $ 11.51   $ 10.74   $ 10.29   $ 10.54   $ 19.88   $ 18.93   $16.47    $ 14.21   $11.63
         21.3%      7.2%      4.3%     (2.3%)    28.1%      5.0%     15.0%    15.9%      22.2%    35.5%
            --      0.2%        --      0.3%      0.2%      0.4%        --     0.7%       0.8%     0.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                        MAINSTAY VP
                                               MID CAP GROWTH--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $13,698   $12,628   $11,166   $11,789   $7,461
Units Outstanding..................       834       886       846     1,041      802
Variable Accumulation Unit Value...   $ 16.43   $ 14.29   $ 13.17   $ 11.33   $ 9.30
Total Return.......................     15.0%      8.5%     16.3%     21.8%    43.8%
Investment Income Ratio............        --        --        --        --       --

GROUP 2 POLICIES(b)
Net Assets.........................   $14,418   $12,688   $10,811   $ 6,775   $3,517
Units Outstanding..................       837       849       785       574      363
Variable Accumulation Unit Value...   $ 17.23   $ 14.96   $ 13.76   $ 11.81   $ 9.68
Total Return.......................     15.2%      8.7%     16.5%     22.0%    44.1%
Investment Income Ratio............        --        --        --        --       --

GROUP 3 POLICIES
Net Assets.........................   $    --   $    --   $    --   $    --   $   --
Units Outstanding..................        --        --        --        --       --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $   --
Total Return.......................        --        --        --        --       --
Investment Income Ratio............        --        --        --        --       --

GROUP 4 POLICIES
Net Assets.........................   $19,538   $14,375   $ 9,842   $ 4,691   $1,304
Units Outstanding..................       990       844       631       353      120
Variable Accumulation Unit Value...   $ 19.71   $ 17.03   $ 15.58   $ 13.31   $10.85
Total Return.......................     15.8%      9.2%     17.1%     22.6%    44.8%
Investment Income Ratio............        --        --        --        --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                            MAINSTAY VP         MAINSTAY VP
                                                             MODERATE         MODERATE GROWTH
                         MAINSTAY VP                       ALLOCATION--        ALLOCATION--
                MID CAP VALUE--INITIAL CLASS               INITIAL CLASS       INITIAL CLASS
      ------------------------------------------------  ------------------  ------------------
        2007      2006      2005      2004      2003      2007      2006      2007      2006
      ----------------------------------------------------------------------------------------


       $13,762   $14,697   $13,143   $14,820   $9,718    $4,594    $1,874    $8,640    $4,635
           943       988     1,001     1,185      907       389       172       713       417
       $ 14.60   $ 14.87   $ 13.13   $ 12.51   $10.72    $11.80    $10.92    $12.08    $11.12
         (1.8%)    13.3%      5.0%     16.7%    28.1%      8.0%      9.2%      8.6%     11.2%
          1.0%      0.1%      0.8%      1.0%     1.1%      3.0%      1.9%      2.2%      2.3%


       $12,857   $13,592   $12,092   $ 9,228   $5,632    $3,126    $1,939    $5,768    $2,881
           871       906       912       733      523       267       179       481       261
       $ 14.78   $ 15.03   $ 13.24   $ 12.59   $10.76    $11.71    $10.82    $11.92    $10.95
         (1.6%)    13.5%      5.2%     17.0%    28.3%      8.2%      8.2%      8.9%      9.5%
          1.0%      0.1%      0.9%      1.0%     1.2%      2.9%      2.1%      2.3%      2.1%


       $    --   $    --   $    --   $    --   $   --    $   --    $   --    $   --    $   --
            --        --        --        --       --        --        --        --        --
       $    --   $    --   $    --   $    --   $   --    $   --    $   --    $   --    $   --
            --        --        --        --       --        --        --        --        --
            --        --        --        --       --        --        --        --        --


       $13,587   $12,305   $ 8,702   $ 4,862   $1,814    $4,008    $1,551    $7,316    $2,942
           893       801       646       381      167       336       142       603       266
       $ 15.19   $ 15.36   $ 13.47   $ 12.75   $10.84    $11.90    $10.95    $12.10    $11.06
         (1.1%)    14.0%      5.7%     17.5%    29.0%      8.7%      9.5%      9.4%     10.6%
          1.0%      0.1%      0.9%      1.2%     1.5%      3.1%      3.4%      2.4%      2.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                        MAINSTAY VP
                                               S&P 500 INDEX--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................  $154,823  $157,043  $145,879  $146,432  $133,315
Units Outstanding..................     4,156     4,402     4,688     4,895     4,890
Variable Accumulation Unit Value...  $  37.28  $  35.68  $  31.13  $  29.91  $  27.26
Total Return.......................      4.5%     14.6%      4.1%      9.7%     27.3%
Investment Income Ratio............      1.6%      0.5%      1.2%      1.6%      1.4%

GROUP 2 POLICIES(b)
Net Assets.........................  $ 85,692  $ 83,998  $ 74,782  $ 69,081  $ 56,757
Units Outstanding..................     6,960     7,145     7,305     7,035     6,355
Variable Accumulation Unit Value...  $  12.31  $  11.76  $  10.24  $   9.82  $   8.93
Total Return.......................      4.7%     14.9%      4.3%      9.9%     27.6%
Investment Income Ratio............      1.6%      0.5%      1.2%      1.7%      1.5%

GROUP 3 POLICIES
Net Assets.........................  $  4,322  $  3,318  $    623  $    817  $    410
Units Outstanding..................       306       247        53        74        41
Variable Accumulation Unit Value...  $  14.14  $  13.43  $  11.64  $  11.11  $  10.06
Total Return.......................      5.2%     15.4%      4.8%     10.5%     28.2%
Investment Income Ratio............      1.8%      1.0%      1.1%      1.6%      3.1%

GROUP 4 POLICIES
Net Assets.........................  $ 41,534  $ 35,383  $ 27,317  $ 18,720  $  6,886
Units Outstanding..................     2,693     2,416     2,155     1,547       629
Variable Accumulation Unit Value...  $  15.40  $  14.64  $  12.68  $  12.10  $  10.95
Total Return.......................      5.2%     15.5%      4.8%     10.5%     28.2%
Investment Income Ratio............      1.7%      0.6%      1.4%      2.2%      2.0%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                         MAINSTAY VP                                       MAINSTAY VP
               SMALL CAP GROWTH--INITIAL CLASS                     TOTAL RETURN--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $5,034    $6,147    $5,817    $10,272   $8,132    $44,164   $44,324   $43,324   $44,038   $42,609
          452       534       529        967      831      1,738     1,863     1,981     2,129     2,175
       $11.15    $11.60    $10.98    $ 10.63   $ 9.78    $ 25.40   $ 23.79   $ 21.88   $ 20.69   $ 19.59
        (3.9%)     5.6%      3.3%       8.6%    40.7%       6.8%      8.7%      5.8%      5.6%     18.8%
           --        --        --         --       --       2.2%      0.6%      1.5%      1.7%      1.9%


       $6,580    $7,215    $7,581    $ 6,396   $4,170    $15,890   $15,673   $14,630   $13,594   $11,610
          570       602       668        585      415      1,272     1,341     1,365     1,343     1,214
       $11.54    $11.98    $11.32    $ 10.93   $10.04    $ 12.50   $ 11.69   $ 10.73   $ 10.12   $  9.57
        (3.7%)     5.8%      3.5%       8.9%    41.0%       7.0%      8.9%      6.0%      5.8%     19.1%
           --        --        --         --       --       2.2%      0.6%      1.6%      1.8%      2.1%


       $   --    $   --    $   --    $    --   $   --    $   240   $   172   $   108   $   101   $     3
           --        --        --         --       --         18        14         9         9        --
       $   --    $   --    $   --    $    --   $   --    $ 13.64   $ 12.69   $ 11.59   $ 10.88   $ 10.23
           --        --        --         --       --       7.5%      9.5%      6.5%      6.4%     19.7%
           --        --        --         --       --       2.2%      0.8%      1.6%      1.7%      2.2%


       $8,554    $8,191    $6,400    $ 3,819   $1,337    $ 4,065   $ 3,461   $ 2,669   $ 1,898   $   914
          630       584       486        301      115        281       257       218       165        84
       $13.57    $14.02    $13.18    $ 12.67   $11.58    $ 14.46   $ 13.45   $ 12.28   $ 11.53   $ 10.84
        (3.2%)     6.3%      4.1%       9.4%    41.7%       7.5%      9.5%      6.5%      6.4%     19.7%
           --        --        --         --       --       2.3%      0.7%      1.8%      2.2%      2.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                        MAINSTAY VP
                                                   VALUE--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $49,351   $51,068   $45,082   $44,899   $40,618
Units Outstanding..................     1,786     1,876     1,955     2,054     2,053
Variable Accumulation Unit Value...   $ 27.62   $ 27.22   $ 23.06   $ 21.86   $ 19.78
Total Return.......................      1.5%     18.0%      5.5%     10.5%     26.5%
Investment Income Ratio............      1.6%      0.4%      1.2%      1.2%      1.6%

GROUP 2 POLICIES(b)
Net Assets.........................   $21,948   $22,221   $19,019   $17,691   $14,265
Units Outstanding..................     1,320     1,360     1,376     1,353     1,208
Variable Accumulation Unit Value...   $ 16.62   $ 16.35   $ 13.82   $ 13.08   $ 11.81
Total Return.......................      1.7%     18.3%      5.7%     10.7%     26.7%
Investment Income Ratio............      1.6%      0.4%      1.2%      1.2%      1.7%

GROUP 3 POLICIES
Net Assets.........................   $   697   $   588   $ 1,123   $ 1,036   $   736
Units Outstanding..................        48        41        94        92        73
Variable Accumulation Unit Value...   $ 14.52   $ 14.21   $ 11.95   $ 11.25   $ 10.11
Total Return.......................      2.2%     18.9%      6.2%     11.3%     27.4%
Investment Income Ratio............      1.7%      0.3%      1.3%      1.6%      1.8%

GROUP 4 POLICIES
Net Assets.........................   $ 9,409   $ 7,915   $ 5,490   $ 3,975   $ 2,025
Units Outstanding..................       635       546       450       346       196
Variable Accumulation Unit Value...   $ 14.81   $ 14.50   $ 12.19   $ 11.48   $ 10.31
Total Return.......................      2.2%     18.9%      6.2%     11.3%     27.4%
Investment Income Ratio............      1.7%      0.4%      1.4%      1.4%      2.1%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                       ALGER AMERICAN                                    ALGER AMERICAN
              LEVERAGED ALL CAP--CLASS O SHARES               SMALL CAPITALIZATION--CLASS O SHARES
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $   --    $23,986   $22,637   $19,086   $16,480   $14,286
           --        --        --        --        --      1,407     1,545     1,552     1,556     1,562
       $   --    $   --    $   --    $   --    $   --    $ 17.05   $ 14.65   $ 12.29   $ 10.59   $  9.15
           --        --        --        --        --      16.4%     19.2%     16.1%     15.8%     41.4%
           --        --        --        --        --         --        --        --        --        --


       $   --    $   --    $   --    $   --    $   --    $20,855   $18,785   $15,527   $12,816   $10,177
           --        --        --        --        --      1,608     1,690     1,668     1,601     1,475
       $   --    $   --    $   --    $   --    $   --    $ 12.97   $ 11.11   $  9.31   $  8.00   $  6.90
           --        --        --        --        --      16.7%     19.4%     16.3%     16.0%     41.6%
           --        --        --        --        --         --        --        --        --        --


       $  489    $  178    $   76    $   64    $   38    $   907   $ 1,408   $ 1,522   $ 1,311   $   894
           21        10         5         5         3         44        80       103       104        83
       $23.51    $17.61    $14.76    $12.90    $11.92    $ 20.75   $ 17.70   $ 14.75   $ 12.62   $ 10.82
        33.5%     19.3%     14.4%      8.2%     34.7%      17.2%     20.0%     16.9%     16.6%     42.3%
           --        --        --        --        --         --        --        --        --        --


       $   --    $   --    $   --    $   --    $   --    $ 7,920   $ 5,601   $ 3,021   $ 1,704   $   430
           --        --        --        --        --        351       291       188       124        37
       $   --    $   --    $   --    $   --    $   --    $ 22.57   $ 19.25   $ 16.04   $ 13.72   $ 11.77
           --        --        --        --        --      17.2%     20.0%     16.9%     16.6%     42.3%
           --        --        --        --        --         --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                AMERICAN CENTURY
                                                  VP INFLATION                              AMERICAN CENTURY VP
                                              PROTECTION--CLASS II                        INTERNATIONAL--CLASS II
                                     --------------------------------------  ------------------------------------------------
                                       2007      2006      2005      2004      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --        --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --        --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $   75    $   32    $    6    $    1    $2,730    $1,691    $  119    $   53    $  208
Units Outstanding..................        6         3        --        --       119        87         8         4        17
Variable Accumulation Unit Value...   $11.75    $10.73    $10.55    $10.39    $22.87    $19.39    $15.55    $13.74    $11.98
Total Return.......................     9.5%      1.6%      1.6%      3.9%     17.9%     24.7%     13.1%     14.8%     24.4%
Investment Income Ratio............     4.4%      3.1%      5.4%      4.6%      0.5%      0.3%      0.7%      3.0%        --

GROUP 4 POLICIES
Net Assets.........................   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------










                     AMERICAN CENTURY VP                                   CVS CALVERT
                       VALUE--CLASS II                              SOCIAL BALANCED PORTFOLIO
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $   --    $1,713    $1,773    $1,642    $1,518    $1,377
           --        --        --        --        --        98       104       104       101        98
       $   --    $   --    $   --    $   --    $   --    $17.45    $17.10    $15.84    $15.09    $14.04
           --        --        --        --        --      2.0%      8.0%      4.9%      7.5%     18.5%
           --        --        --        --        --      2.4%      2.4%      1.9%      1.7%      1.9%


       $   --    $   --    $   --    $   --    $   --    $2,183    $2,203    $2,069    $1,962    $1,712
           --        --        --        --        --       175       181       184       183       172
       $   --    $   --    $   --    $   --    $   --    $12.44    $12.17    $11.25    $10.70    $ 9.93
           --        --        --        --        --      2.2%      8.2%      5.1%      7.7%     18.7%
           --        --        --        --        --      2.4%      2.3%      1.8%      1.8%      2.0%


       $  843    $1,448    $  290    $  973    $  189    $   --    $   --    $   --    $   --    $   --
           49        81        19        67        15        --        --        --        --        --
       $17.03    $17.98    $15.18    $14.48    $12.68    $   --    $   --    $   --    $   --    $   --
        (5.3%)    18.5%      4.9%     14.2%     28.8%        --        --        --        --        --
         1.8%      0.5%      1.6%      0.4%        --        --        --        --        --        --


       $   --    $   --    $   --    $   --    $   --    $  937    $  979    $  755    $  451    $  185
           --        --        --        --        --        65        71        59        37        17
       $   --    $   --    $   --    $   --    $   --    $14.21    $13.83    $12.71    $12.03    $11.11
           --        --        --        --        --      2.8%      8.8%      5.7%      8.3%     19.3%
           --        --        --        --        --      2.3%      2.6%      2.2%      2.4%      2.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        DREYFUS IP
                                                    TECHNOLOGY GROWTH--
                                                      INITIAL SHARES
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $3,475    $2,964    $2,819    $3,086    $1,633
Units Outstanding..................      325       313       311       351       185
Variable Accumulation Unit Value...   $10.69    $ 9.38    $ 9.06    $ 8.79    $ 8.81
Total Return.......................    13.9%      3.6%      3.1%     (0.2%)    49.9%
Investment Income Ratio............       --        --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $3,329    $2,963    $2,785    $2,429    $1,884
Units Outstanding..................      299       303       296       266       206
Variable Accumulation Unit Value...   $11.17    $ 9.78    $ 9.43    $ 9.13    $ 9.13
Total Return.......................    14.2%      3.8%      3.3%      0.0%     50.2%
Investment Income Ratio............       --        --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $  242    $  154    $   63    $   75    $   53
Units Outstanding..................       17        12         5         6         5
Variable Accumulation Unit Value...   $14.36    $12.52    $12.00    $11.56    $11.51
Total Return.......................    14.7%      4.3%      3.8%      0.5%     51.0%
Investment Income Ratio............       --        --        --        --        --

GROUP 4 POLICIES
Net Assets.........................   $4,303    $3,251    $2,514    $1,641    $  637
Units Outstanding..................      297       259       208       141        55
Variable Accumulation Unit Value...   $14.46    $12.60    $12.08    $11.64    $11.59
Total Return.......................    14.7%      4.3%      3.8%      0.5%     51.0%
Investment Income Ratio............       --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                         DREYFUS VIF
                    DEVELOPING LEADERS--                                 FIDELITY(R) VIP
                       INITIAL SHARES                             CONTRAFUND(R)--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --   $106,766   $94,769   $87,169   $71,268   $59,024
            --       --        --        --        --      3,268     3,389     3,455     3,282     3,117
       $    --   $   --    $   --    $   --    $   --   $  32.66   $ 27.97   $ 25.21   $ 21.71   $ 18.94
            --       --        --        --        --      16.8%     10.9%     16.1%     14.7%     27.6%
            --       --        --        --        --       1.0%      1.3%      0.3%      0.3%      0.4%


       $    --   $   --    $   --    $   --    $   --   $ 68,721   $59,914   $53,530   $40,911   $30,734
            --       --        --        --        --      3,567     3,641     3,613     3,214     2,774
       $    --   $   --    $   --    $   --    $   --   $  19.26   $ 16.46   $ 14.81   $ 12.73   $ 11.08
            --       --        --        --        --      17.0%     11.2%     16.4%     14.9%     27.8%
            --       --        --        --        --       1.0%      1.3%      0.3%      0.3%      0.4%


       $ 1,161   $  875    $  326    $  279    $  135   $  6,943   $ 5,013   $ 3,083   $ 1,376   $   641
            84       56        22        20        11        341       289       199       104        56
       $ 13.86   $15.59    $15.02    $14.20    $12.75   $  20.36   $ 17.32   $ 15.50   $ 13.26   $ 11.48
        (11.1%)    3.8%      5.8%     11.3%     27.5%      17.6%     11.7%     16.9%     15.5%     28.5%
          0.6%     0.3%        --      0.2%        --       1.0%      1.6%      0.2%      0.3%      0.4%


       $    --   $   --    $   --    $   --    $   --   $ 35,272   $23,566   $14,699   $ 6,747   $ 2,500
            --       --        --        --        --      1,731     1,361       946       509       218
       $    --   $   --    $   --    $   --    $   --   $  20.35   $ 17.30   $ 15.49   $ 13.25   $ 11.47
            --       --        --        --        --      17.6%     11.7%     16.9%     15.5%     28.5%
            --       --        --        --        --       1.0%      1.3%      0.2%      0.2%      0.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                      FIDELITY(R) VIP
                                               EQUITY-INCOME--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $34,182   $35,270   $28,755   $27,122   $22,122
Units Outstanding..................     1,459     1,514     1,472     1,461     1,320
Variable Accumulation Unit Value...   $ 23.49   $ 23.30   $ 19.52   $ 18.57   $ 16.76
Total Return.......................      0.8%     19.4%      5.1%     10.8%     29.4%
Investment Income Ratio............      1.8%      3.3%      1.6%      1.4%      1.7%

GROUP 2 POLICIES(b)
Net Assets.........................   $21,778   $22,182   $17,890   $16,306   $12,853
Units Outstanding..................     1,334     1,372     1,323     1,270     1,111
Variable Accumulation Unit Value...   $ 16.33   $ 16.17   $ 13.52   $ 12.84   $ 11.57
Total Return.......................      1.0%     19.6%      5.3%     11.0%     29.7%
Investment Income Ratio............      1.8%      3.4%      1.6%      1.4%      1.6%

GROUP 3 POLICIES
Net Assets.........................   $ 3,044   $ 1,648   $   564   $   401   $   732
Units Outstanding..................       189       104        43        32        66
Variable Accumulation Unit Value...   $ 16.10   $ 15.86   $ 13.19   $ 12.46   $ 11.17
Total Return.......................      1.5%     20.2%      5.9%     11.5%     30.3%
Investment Income Ratio............      2.2%      4.0%      1.4%      2.8%      0.3%

GROUP 4 POLICIES
Net Assets.........................   $15,397   $12,294   $ 7,732   $ 4,697   $ 1,449
Units Outstanding..................       963       781       589       380       131
Variable Accumulation Unit Value...   $ 15.97   $ 15.73   $ 13.09   $ 12.36   $ 11.09
Total Return.......................      1.5%     20.2%      5.9%     11.5%     30.3%
Investment Income Ratio............      2.0%      3.3%      1.3%      0.9%      0.9%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                       FIDELITY(R) VIP                                   FIDELITY(R) VIP
                    GROWTH--INITIAL CLASS                           INDEX 500--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $   --    $   --     $  --     $  --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --
       $   --    $   --     $  --     $  --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --


       $   --    $   --     $  --     $  --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --
       $   --    $   --     $  --     $  --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --


       $2,257    $1,128     $ 344     $ 316    $  258    $2,818    $1,810    $1,486    $  906    $  613
          168       107        35        34        28       204       138       132        84        63
       $13.44    $10.58     $9.90     $9.36    $ 9.05    $13.78    $13.07    $11.30    $10.78    $ 9.74
        27.0%      6.9%      5.8%      3.4%     32.8%      5.4%     15.7%      4.8%     10.6%     28.4%
         0.6%      0.3%      0.5%      0.2%      0.2%      3.8%      1.5%      1.3%      1.7%      0.7%


       $   --    $   --     $  --     $  --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --
       $   --    $   --     $  --     $  --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                      FIDELITY(R) VIP
                                                     INVESTMENT GRADE
                                                    BOND--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $  795    $  414    $  202    $   28    $   89
Units Outstanding..................       64        35        18         3         8
Variable Accumulation Unit Value...   $12.44    $11.92    $11.42    $11.18    $10.70
Total Return.......................     4.3%      4.3%      2.2%      4.5%      5.2%
Investment Income Ratio............     3.3%      3.3%      0.7%     10.1%      4.1%

GROUP 4 POLICIES
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                       FIDELITY(R) VIP                                   FIDELITY(R) VIP
                   MID CAP--INITIAL CLASS                            OVERSEAS--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --


       $3,434    $3,238    $2,972    $1,800    $  632    $4,219    $2,195    $1,360    $  525    $  509
          138       151       156       112        49       199       122        89        41        45
       $24.82    $21.47    $19.05    $16.10    $12.89    $21.16    $18.04    $15.28    $12.83    $11.29
        15.6%     12.7%     18.3%     24.9%     38.6%     17.3%     18.1%     19.0%     13.6%     43.4%
         0.9%      0.4%        --        --      0.4%      3.3%      0.8%      0.4%      0.9%      0.1%


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                    JANUS ASPEN SERIES
                                              BALANCED--INSTITUTIONAL SHARES
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $46,207   $45,896   $43,947   $43,708   $43,234
Units Outstanding..................     1,665     1,813     1,906     2,031     2,165
Variable Accumulation Unit Value...   $ 27.84   $ 25.36   $ 23.07   $ 21.52   $ 19.97
Total Return.......................      9.8%      9.9%      7.2%      7.8%     13.3%
Investment Income Ratio............      2.5%      2.2%      2.3%      2.3%      2.3%

GROUP 2 POLICIES(b)
Net Assets.........................   $65,146   $61,661   $58,315   $54,629   $47,916
Units Outstanding..................     4,111     4,281     4,460     4,488     4,251
Variable Accumulation Unit Value...   $ 15.84   $ 14.40   $ 13.08   $ 12.17   $ 11.27
Total Return.......................     10.0%     10.2%      7.4%      8.0%     13.5%
Investment Income Ratio............      2.6%      2.2%      2.3%      2.3%      2.3%

GROUP 3 POLICIES
Net Assets.........................   $   656   $   497   $   394   $   335   $   246
Units Outstanding..................        43        36        31        29        23
Variable Accumulation Unit Value...   $ 15.37   $ 13.90   $ 12.56   $ 11.63   $ 10.72
Total Return.......................     10.5%     10.7%      7.9%      8.5%     14.0%
Investment Income Ratio............      2.7%      2.2%      2.3%      2.3%      2.5%

GROUP 4 POLICIES
Net Assets.........................   $15,095   $12,257   $ 9,348   $ 6,487   $ 3,422
Units Outstanding..................       974       875       738       553       317
Variable Accumulation Unit Value...   $ 15.48   $ 14.01   $ 12.65   $ 11.72   $ 10.80
Total Return.......................     10.5%     10.7%      7.9%      8.5%     14.0%
Investment Income Ratio............      2.6%      2.2%      2.4%      2.7%      2.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                     JANUS ASPEN SERIES                                JANUS ASPEN SERIES
            MID CAP GROWTH--INSTITUTIONAL SHARES             WORLDWIDE GROWTH--INSTITUTIONAL SHARES
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $   --    $57,829   $55,577   $50,767   $52,683   $51,897
           --        --        --        --        --      2,699     2,826     3,028     3,304     3,386
       $   --    $   --    $   --    $   --    $   --    $ 21.42   $ 19.68   $ 16.76   $ 15.95   $ 15.33
           --        --        --        --        --       8.9%     17.4%      5.1%      4.0%     23.1%
           --        --        --        --        --       0.8%      1.8%      1.4%      1.0%      1.1%


       $   --    $   --    $   --    $   --    $   --    $56,285   $53,656   $47,111   $45,284   $40,827
           --        --        --        --        --      4,782     4,973     5,136     5,200     4,887
       $   --    $   --    $   --    $   --    $   --    $ 11.77   $ 10.79   $  9.17   $  8.71   $  8.35
           --        --        --        --        --       9.1%     17.6%      5.3%      4.3%     23.4%
           --        --        --        --        --       0.8%      1.8%      1.4%      1.0%      1.1%


       $  462    $  275    $  132    $  114    $   27    $ 1,019   $   714   $   258   $   241   $   185
           24        17         9         9         3         75        58        25        24        20
       $19.57    $16.04    $14.12    $12.57    $10.41    $ 13.60   $ 12.41   $ 10.50   $  9.91   $  9.46
        22.0%     13.6%     12.3%     20.7%     35.1%       9.6%     18.2%      5.9%      4.8%     24.0%
         0.2%        --        --        --        --       0.8%      2.1%      1.4%      1.0%      1.0%


       $   --    $   --    $   --    $   --    $   --    $ 7,824   $ 6,179   $ 4,256   $ 2,999   $ 1,530
           --        --        --        --        --        532       464       378       282       151
       $   --    $   --    $   --    $   --    $   --    $ 14.59   $ 13.31   $ 11.26   $ 10.63   $ 10.15
           --        --        --        --        --       9.6%     18.2%      5.9%      4.8%     24.0%
           --        --        --        --        --       0.8%      1.8%      1.5%      1.2%      1.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                          MFS(R)
                                           INVESTORS TRUST SERIES--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $  203    $   69    $   60    $   58    $   54
Units Outstanding..................       14         5         5         5         6
Variable Accumulation Unit Value...   $14.33    $13.00    $11.50    $10.72    $ 9.63
Total Return.......................    10.3%     13.0%      7.3%     11.4%     22.1%
Investment Income Ratio............     0.7%      0.5%      0.5%      0.6%      0.7%

GROUP 4 POLICIES
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                           MFS(R)                                       MFS(R)
                        NEW DISCOVERY                              RESEARCH SERIES--
                    SERIES--INITIAL CLASS                            INITIAL CLASS
      ------------------------------------------------  --------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --


       $  524    $  102    $   69    $   62    $   22    $  111    $   --    $   --    $   --
           38         8         6         6         2         9        --        --        --
       $13.71    $13.37    $11.81    $11.22    $10.54    $12.47    $12.11    $11.93    $11.70
         2.5%     13.2%      5.2%      6.5%      5.4%      3.0%      1.5%      2.0%     17.0%
           --        --        --        --        --        --      0.7%      0.6%        --


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --

                           MFS(R)
                     UTILITIES SERIES--
                        INITIAL CLASS
      ------------------------------------------------
        2007      2006      2005      2004      2003
      ------------------------------------------------

       $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --
           --        --        --        --        --

       $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --
           --        --        --        --        --

       $1,629    $  239    $   54    $   19    $    5
           50         9         3         1        --
       $32.87    $25.70    $19.58    $16.76    $12.87
        27.9%     31.3%     16.8%     30.2%     28.7%
         0.6%      1.5%      0.3%      0.8%      2.2%

       $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --
           --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------











                                                   NEUBERGER BERMAN AMT
                                             MID-CAP GROWTH PORTFOLIO--CLASS I
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $  183    $   85    $   71    $   83    $   39
Units Outstanding..................        9         5         5         7         4
Variable Accumulation Unit Value...   $19.37    $15.81    $13.79    $12.12    $10.42
Total Return.......................    22.5%     14.7%     13.7%     16.3%     28.1%
Investment Income Ratio............       --        --        --        --        --

GROUP 4 POLICIES
Net Assets.........................   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







             PIMCO               PIMCO                    PIMCO                         PIMCO                    ROYCE
         GLOBAL BOND--      LOW DURATION--            REAL RETURN--                TOTAL RETURN--              MICRO-CAP
        ADMINISTRATIVE      ADMINISTRATIVE           ADMINISTRATIVE                ADMINISTRATIVE             PORTFOLIO--
         CLASS SHARES        CLASS SHARES             CLASS SHARES                  CLASS SHARES           INVESTMENT CLASS
      ------------------  ------------------  ----------------------------  ----------------------------  ------------------
        2007      2006      2007      2006      2007      2006      2005      2007      2006      2005      2007      2006
      ----------------------------------------------------------------------------------------------------------------------


       $   --    $   --    $   --   $     --   $   --     $  --    $   --    $   --    $   --    $   --    $2,187    $1,347
           --        --        --         --       --        --        --        --        --        --       171       109
       $   --    $   --    $   --        $--   $   --     $  --    $   --    $   --    $   --    $   --    $12.78    $12.40
           --        --        --         --       --        --        --        --        --        --      3.0%     21.1%
           --        --        --         --       --        --        --        --        --        --      1.6%      0.3%


       $   --    $   --    $   --        $--   $   --     $  --    $   --    $   --    $   --    $   --    $2,215    $1,584
           --        --        --         --       --        --        --        --        --        --       174       128
       $   --    $   --    $   --        $--   $   --     $  --    $   --    $   --    $   --    $   --    $12.76    $12.35
           --        --        --         --       --        --        --        --        --        --      3.3%     21.1%
           --        --        --         --       --        --        --        --        --        --      1.6%      0.3%


       $   77    $   31    $   --        $--   $   91     $   5    $    2    $  413    $   14    $    5    $   --    $   --
            7         3        --         --        8        --        --        37         1        --        --        --
       $11.54    $10.52    $10.18        $--   $11.03     $9.96    $ 9.89    $11.22    $10.31    $ 9.92    $   --    $   --
         9.7%      5.2%      1.8%         --    10.7%      0.8%     (1.1%)     8.8%      3.9%     (0.8%)       --        --
         3.2%      2.7%      6.1%         --     4.0%      4.4%      3.4%      3.2%      4.5%      4.0%        --        --


       $   --    $   --    $   --        $--   $   --     $  --    $   --    $   --    $   --    $   --    $3,159    $1,757
           --        --        --         --       --        --        --        --        --        --       245       142
       $   --    $   --    $   --        $--   $   --     $  --    $   --    $   --    $   --    $   --    $12.84    $12.35
           --        --        --         --       --        --        --        --        --        --      4.0%     21.1%
           --        --        --         --       --        --        --        --        --        --      1.8%      0.3%

        ROYCE
       MICRO-
         CAP
       PORTFO-
        LIO--
       INVEST-
        MENT
        CLASS
      --------
        2005
      --------

       $   99
           10
       $10.24
         2.4%
         2.6%

       $   91
            9
       $10.20
         2.0%
         4.3%

       $   --
           --
       $   --
           --
           --

       $  115
           11
       $10.20
         2.0%
         1.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                 ROYCE
                                               SMALL-CAP
                                              PORTFOLIO--
                                           INVESTMENT CLASS
                                     ----------------------------
                                       2007      2006      2005
                                     ----------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $1,298    $  670    $  118
Units Outstanding..................      115        57        12
Variable Accumulation Unit Value...   $11.26    $11.59    $10.16
Total Return.......................    (2.8%)    14.0%      1.6%
Investment Income Ratio............     0.1%      0.1%        --

GROUP 2 POLICIES(b)
Net Assets.........................   $1,513    $  977    $   69
Units Outstanding..................      135        85         7
Variable Accumulation Unit Value...   $11.21    $11.51    $10.06
Total Return.......................    (2.6%)    14.5%      0.6%
Investment Income Ratio............     0.1%      0.1%        --

GROUP 3 POLICIES
Net Assets.........................   $   --    $   --    $   --
Units Outstanding..................       --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --
Total Return.......................       --        --        --
Investment Income Ratio............       --        --        --

GROUP 4 POLICIES
Net Assets.........................   $1,804    $  892    $  148
Units Outstanding..................      156        76        15
Variable Accumulation Unit Value...   $11.47    $11.72    $10.18
Total Return.......................    (2.1%)    15.2%      1.8%
Investment Income Ratio............     0.1%      0.1%        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                        T. ROWE PRICE                                T. ROWE PRICE
                   EQUITY INCOME PORTFOLIO                    LIMITED-TERM BOND PORTFOLIO
      ------------------------------------------------  --------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004
      ----------------------------------------------------------------------------------------


       $21,549   $19,914   $16,049   $10,984   $ 6,156   $   --    $   --    $   --    $   --
         1,266     1,200     1,142       807       516       --        --        --        --
       $ 17.01   $ 16.59   $ 14.04   $ 13.61   $ 11.92   $   --    $   --    $   --    $   --
          2.5%     18.1%      3.2%     14.1%     24.6%       --        --        --        --
          1.7%      1.6%      1.7%      1.7%      1.8%       --        --        --        --


       $27,215   $26,291   $21,744   $17,806   $12,402   $   --    $   --    $   --    $   --
         1,571     1,558     1,524     1,292     1,029       --        --        --        --
       $ 17.33   $ 16.86   $ 14.25   $ 13.78   $ 12.05   $   --    $   --    $   --    $   --
          2.7%     18.4%      3.4%     14.3%     24.9%       --        --        --        --
          1.7%      1.6%      1.6%      1.6%      1.8%       --        --        --        --


       $ 2,085   $ 1,144   $   772   $   626   $   662   $  275    $  213    $  154    $  162
           131        74        60        50        61       23        19        14        15
       $ 15.92   $ 15.42   $ 12.96   $ 12.47   $ 10.85   $11.89    $11.27    $10.83    $10.64
          3.3%     19.0%      3.9%     14.9%     25.5%     5.5%      4.1%      1.7%      1.1%
          1.8%      1.6%      1.6%      1.6%      1.8%     4.3%      3.9%      3.6%      3.4%


       $20,671   $16,150   $ 9,931   $ 5,421   $ 1,764   $   --    $   --    $   --    $   --
         1,289     1,041       762       432       162       --        --        --        --
       $ 16.02   $ 15.52   $ 13.04   $ 12.55   $ 10.92   $   --    $   --    $   --    $   --
          3.3%     19.0%      3.9%     14.9%     25.5%       --        --        --        --
          1.8%      1.6%      1.7%      1.8%      1.9%       --        --        --        --

       T. ROWE
        PRICE
      LIMITED-
        TERM
        BOND
       PORTFO-             VAN ECK WORLDWIDE
         LIO                ABSOLUTE RETURN
      --------  --------------------------------------
        2003      2007      2006      2005      2004
      ------------------------------------------------

       $   --    $   --    $   --      $--     $   --
           --        --        --       --         --
       $   --    $   --    $   --      $--     $   --
           --        --        --       --         --
           --        --        --       --         --

       $   --    $   --    $   --      $--     $   --
           --        --        --       --         --
       $   --    $   --    $   --      $--     $   --
           --        --        --       --         --
           --        --        --       --         --

       $  269    $  477    $  171      $--     $   --
           26        44        17       --         --
       $10.52    $10.74    $10.33      $--     $ 9.87
         4.3%      4.1%      4.6%       --      (1.3%)
         3.5%      0.4%        --       --         --

       $   --    $   --    $   --      $--     $   --
           --        --        --       --         --
       $   --    $   --    $   --      $--     $   --
           --        --        --       --         --
           --        --        --       --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------











                                                     VAN ECK WORLDWIDE
                                                        HARD ASSETS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $11,631   $4,812    $  454    $   --    $   --
Units Outstanding..................       570      340        39        --        --
Variable Accumulation Unit Value...   $ 20.36   $14.14    $11.35    $   --    $   --
Total Return.......................     44.0%    24.5%     13.5%        --        --
Investment Income Ratio............      0.1%       --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $ 8,621   $3,579    $  158    $   --    $   --
Units Outstanding..................       438      265        14        --        --
Variable Accumulation Unit Value...   $ 19.69   $13.63    $10.95    $   --    $   --
Total Return.......................     44.4%    24.5%      9.5%        --        --
Investment Income Ratio............      0.1%       --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $ 1,966   $1,161    $  536    $   30    $    4
Units Outstanding..................        51       44        25         2        --
Variable Accumulation Unit Value...   $ 38.71   $26.63    $21.39    $14.11    $11.38
Total Return.......................     45.4%    24.5%     51.7%     24.0%     13.8%
Investment Income Ratio............      0.1%     0.0%        --      1.8%        --

GROUP 4 POLICIES
Net Assets.........................   $12,922   $4,129    $  135    $   --    $   --
Units Outstanding..................       627      292        12        --        --
Variable Accumulation Unit Value...   $ 20.55   $14.14    $11.35    $   --    $   --
Total Return.......................     45.4%    24.5%     13.5%        --        --
Investment Income Ratio............      0.1%     0.0%        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                       VAN KAMPEN UIF                                    VAN KAMPEN UIF
               EMERGING MARKETS DEBT--CLASS I                   EMERGING MARKETS EQUITY--CLASS I
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $   --    $35,299   $26,013   $18,450   $12,536   $9,762
           --        --        --        --        --      1,040     1,068     1,031       932      888
       $   --    $   --    $   --    $   --    $   --    $ 33.95   $ 24.34   $ 17.87   $ 13.45   $11.00
           --        --        --        --        --      39.5%     36.2%     32.9%     22.3%    48.6%
           --        --        --        --        --       0.4%      0.8%      0.4%      0.7%       --


       $   --    $   --    $   --    $   --    $   --    $29,608   $20,897   $13,512   $ 8,674   $6,724
           --        --        --        --        --        842       830       722       627      595
       $   --    $   --    $   --    $   --    $   --    $ 35.13   $ 25.14   $ 18.42   $ 13.83   $11.29
           --        --        --        --        --      39.8%     36.5%     33.2%     22.5%    48.9%
           --        --        --        --        --       0.4%      0.8%      0.4%      0.7%       --


       $  314    $   91    $   32    $   24    $   20    $ 1,646   $   920   $   107   $    75   $    2
           20         6         2         2         2         43        34         5         5       --
       $15.96    $14.98    $13.52    $12.05    $10.94    $ 38.36   $ 27.31   $ 19.92   $ 14.88   $12.09
         6.5%     10.8%     12.3%     10.1%      9.4%      40.5%     37.1%     33.9%     23.1%    49.7%
         7.3%      9.0%      7.6%      6.8%        --       0.4%      0.8%      0.4%      0.4%       --


       $   --    $   --    $   --    $   --    $   --    $17,670   $ 9,762   $ 4,671   $ 1,257   $  371
           --        --        --        --        --        447       348       228        82       30
       $   --    $   --    $   --    $   --    $   --    $ 39.42   $ 28.06   $ 20.47   $ 15.29   $12.42
           --        --        --        --        --      40.5%     37.1%     33.8%     23.1%    49.7%
           --        --        --        --        --       0.4%      0.7%      0.3%      0.6%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------











                                                      VAN KAMPEN UIF
                                                 U.S. REAL ESTATE--CLASS I
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $   880   $  354    $   48    $   17    $    4
Units Outstanding..................        40       13         2         1        --
Variable Accumulation Unit Value...   $ 21.94   $26.45    $19.16    $16.37    $12.00
Total Return.......................    (17.1%)   38.0%     17.1%     36.4%     20.0%
Investment Income Ratio............      1.2%     0.9%      0.9%      1.3%        --

GROUP 4 POLICIES
Net Assets.........................   $    --   $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Universal Life Separate Account-I as of December 31, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statements presentation. We believe that our audits, which included confirmation of investments at December 31, 2007 by correspondence with the funds, provide a reasonable basis for our opinion.

-s- PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
New York, New York
February 14, 2008


                                       100